As filed with the U.S. Securities and Exchange Commission
on March 31, 2023
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 718 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 721 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
❑ on _______ pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
☑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Global X 1-3 Month T-Bill ETF
[ ]: [ ]

Prospectus

[ ], 2023

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares in the Fund (defined below) are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in the Fund involve investment risks, including the loss of principal.

As permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Fund’s website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary. You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

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Global X 1-3 Month T-Bill ETF

Ticker: [ ] Exchange: [ ]

INVESTMENT OBJECTIVE

The Global X 1-3 Month T-Bill ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 month US T-Bill Index ("Underlying Index").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	[ ]
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	[ ]
Total Annual Fund Operating Expenses:	[ ]%

1    Other Expenses are based on estimated amounts for the current fiscal year.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Solactive 1-3 month US T-Bill Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by the Solactive AG, the provider of the Underlying Index ("Index Provider"), must be met. As of [ ], 2023, the Underlying Index is comprised of Treasury bills (“T-Bills”) issued by the U.S. government, that have a remaining maturity of less than 3 months and at least 1 month, and are rated investment grade. In addition, each security must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million, as determined by the Index Provider.

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The Underlying Index is reconstituted and re-weighted monthly. Each index component is weighted using the market value based on the last evaluated bid price and accrued interest, in proportion to the aggregated market value of all index components in the Underlying Index. As of [ ], 2023, the Underlying Index had [ ] constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of this Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Bond Investment Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Fixed Income Securities Risk: A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. An unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly.

Fixed Income Securities Risk - Maturity Risk: The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
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U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline.

Focus Risk: To the extent that the Underlying Index focuses in investments related to a particular industry or group of industries, the Fund will also focus its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Government Debt Risk: Countries with high levels of public debt and spending may experience stifled economic growth. Such countries may face higher borrowing costs and, in some cases, may implement austerity measures that could have an adverse effect on economic growth. Such developments could contribute to prolonged periods of recession and adversely impact investments in the Fund.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2023, central banks had already increased interest rates at the fastest rate on record, and it is unknown how long this trend will continue and when inflation will return to target levels. This increases the risk that monetary policy may provide less support should economic growth slow. Additionally, China’s shift away from a zero-COVID policy creates both opportunities and risks, causing uncertainty for global economic growth. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or
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the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares
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trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Nam To, CFA; Wayne Xie; Kimberly Chan; Vanessa Yang; and Sandy Lu, CFA (“Portfolio Managers”). Messrs. To, Xie and Lu and Ms. Chan and Ms. Yang have been Portfolio Managers of the Fund since 2023.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are or will be listed and traded at market prices on a national securities exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only "Authorized Participants" (as defined in the SAI) who have entered into agreements with the Fund's distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks called "Creation Units". The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies any day that the national securities exchanges are open for business (“Business Day”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). To access information regarding the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, please go to www.globalxetfs.com.

TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account ("IRA"), in which case distributions from such tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND

This Prospectus contains information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Shares of the Fund are listed for trading on a national securities exchange. The market price for a Share of the Fund may be different from the Fund's most recent NAV. ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track the Underlying Index. Similar to shares of an index mutual fund, each Share of the Fund represents an ownership interest in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, Shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in Creation Unit increments. Also, unlike shares of a mutual fund, Shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund's portfolio and the Underlying Index resulting from the Fund's legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index.

The investment objective of the Fund is to seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Underlying Index. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may sell securities that are represented in its Underlying Index in anticipation of their removal from such Underlying Index or purchase securities not represented in its Index in anticipation of their addition to such Underlying Index. The Fund's investment objective and its Underlying Index may be changed without shareholder approval upon at least 60 days prior written notice to shareholders.

A FURTHER DISCUSSION OF PRINCIPAL RISKS

The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.

Asset Class Risk

The returns from the types of securities and/or assets in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. The assets in the Underlying Index may under-perform investments that track other markets, segments, sectors or assets. Different types of assets tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

Bond Investment Risk

Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Fixed Income Securities Risk

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A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. An unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly.

Fixed Income Securities Risk - Maturity Risk

The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

U.S. Treasury Obligations Risk

Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities fall when prevailing interest rates rise. Price fluctuations of longer-term U.S. Treasury securities are greater than price fluctuations of shorter-term U.S. Treasury securities and may be as great as price fluctuations of common stock. The Fund’s yield on investments in U.S. Treasury securities will fluctuate as the Fund is invested in U.S. Treasury securities with different interest rates.

Focus Risk

In following its methodology, the Underlying Index may be focused to a significant degree in securities of issuers in a particular industry or group of industries and/or may have significant exposure to one or more sectors. To the extent that the Underlying Index focuses in the securities of issuers in such an area, the Fund will also focus its investments to approximately the same extent. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, and the Fund will face greater risk than if it were diversified broadly over numerous such areas. Such heightened risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. In addition, at times, such industry, group of industries or sector may be out of favor and underperform other such categories or the market as a whole.

Geographic Risk

Geographic risk is the risk that the Fund’s assets may be focused in countries located in the same geographic region. This investment focus will subject the Fund to risks associated with that particular region, or a region economically tied to that particular region, such as a natural, biological or other disaster. Outbreaks of contagious viruses and diseases may reduce business activity or disrupt market activity, and have the potential to exacerbate market risks in the countries and regions in which they occur. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in the United States

A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure. The U.S. has developed increasingly strained relations with a number of foreign countries. If these relations continue to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Government Debt Risk

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Countries with high levels of public debt and spending may experience stifled economic growth. Such countries may face higher borrowing costs and, in some cases, may implement austerity measures that could have an adverse effect on economic growth. Such developments could contribute to prolonged periods of recession and adversely impact investments in the Fund.

Income Risk

The Fund’s income may decline when interest rates fall. This decline can occur because the Fund may invest in or have exposure to lower-yielding bonds as bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.

Interest Rate Risk

Interest rate risk is the risk that prices of fixed income securities generally increase in value when interest rates decline and decrease in value when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Investors should note that interest rates are currently at, or near, decade highs, but may ultimately remain high or continue to rise, with potentially sudden and unpredictable effects on the markets and the Fund's investments. Interest rates are measured by the US 10-Year Treasury Yield for long-term yields and the Federal Funds rate (continuous series) for short-term rates.

Securities of lower credit quality or with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than securities of higher credit quality or with shorter durations. Interest rate fluctuations may also negatively impact the values of equity and other non-fixed income securities.

Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise (the real interest rate is the rate of interest an investor expects to receive after allowing for inflation). In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may also impact the net asset value of the Fund’s Shares.

Following the pandemic of 2020, the Board of Governors of the Federal Reserve System (“Federal Reserve”) has attempted to stabilize the U.S. inflation and tighten financial conditions by raising the federal funds rate, which contradicts the zero-bound range during the pandemic. In addition, the Federal Reserve started quantitative tightening (QT) by rolling off large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities by letting them expire and not adding new securities. There is a risk that interest rates across the U.S. financial system will remain elevated. Such policies may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and the NAV of the Fund’s Shares to decline. To the extent the Fund experiences high redemptions in connection with these developments or otherwise, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s investments may also be affected.

Further, fixed income markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. If sudden or large-scale rises in interest rates were to occur, the Fund could also face above-average redemption requests, which could cause the Fund to lose value due to downward pricing forces and reduced market liquidity.

Market Risk

Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor
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liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2023, central banks had already increased interest rates at the fastest rate on record, the unknown is the length of time they remain restrictive and when inflation returns to target levels. This increases the risk that monetary policy may provide less support should economic growth slow. Additionally, China’s shift away from their zero-COVID policy creates both opportunities and risks, establishing China as the wildcard for global economic growth. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk

The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. From time to time an Authorized Participant, a third-party investor, the Adviser or another affiliate of the Adviser or the Fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels which could negatively impact the Fund.

Operational Risk

The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cyber security failures by or breaches of the systems of the Adviser and the Fund’s distributor and other service providers (including, but not limited to, the Index Provider, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants, or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk

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The Fund is not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index regardless of their investment merits, and the Adviser does not otherwise attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk

The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, the Fund is subject to management risk. That is, the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. While the Fund is passively managed, implementation of the Fund’s principal investment strategy may result in tracking error risk, which is described below. The ability of the Adviser to successfully implement the Fund’s investment strategies will influence the Fund’s performance significantly.

Tracking Error Risk

Tracking error is the divergence of the Fund's performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds

As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk

The Fund has a limited number of financial institutions that may act as Authorized Participants. Only Authorized Participants who have entered into agreements with the Fund's distributor may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, and no other Authorized Participant is able to step forward to create and redeem in either of those cases, Shares may trade like closed-end fund shares at a discount to NAV and/or at wider intraday bid-ask spreads, and may possibly face trading halts and/or delisting from the Exchange.

Large Shareholder Risk

Certain shareholders, including an Authorized Participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of the Fund’s Shares. Additionally, from time to time an Authorized Participant, a third-party
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investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk

The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks

Absence of Active Market

Although Shares of the Fund are or will be listed for trading on a U.S. exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for the Shares will develop or be maintained.

Risks of Secondary Listings

The Fund's Shares may be listed or traded on U.S. and non-U.S. exchanges other than the U.S. exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s Shares will continue to trade on any such exchange or in any market or that the Fund's Shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's Shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their brokers direct their trades for execution. Certain information available to investors who trade Shares on a U.S. exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk

Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem Shares from Authorized Participants. On such days, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Secondary market trading in Fund Shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund Shares will continue to be met or will remain unchanged.

Shares of the Fund May Trade at Prices Other Than NAV

Shares of the Fund may trade at, above or below NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in the Fund's NAV as well as market supply and demand. The trading prices of the Fund's Shares may deviate significantly from NAV during periods of market volatility or when the Fund has relatively few assets or experiences a lower trading volume. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. Any of these factors may lead to the Fund's Shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder
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purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Since foreign exchanges may be open on days when the Fund does not price Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Costs of Buying or Selling Fund Shares

Buying or selling Fund Shares involves two types of costs that apply to all securities transactions. When buying or selling Shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund Shares (the "bid" price) and the market price at which they are willing to sell Fund Shares (the "ask" price). Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Valuation Risk

The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

A FURTHER DISCUSSION OF OTHER RISKS

The Fund may also be subject to certain other risks associated with its investments and investment strategies.

Leverage Risk

Under the 1940 Act, the Fund is permitted to borrow from a bank up to 33 1/3% of its net assets for short term or emergency purposes. The Fund may borrow money at fiscal quarter end to maintain the required level of diversification to qualify as a regulated investment company ("RIC") for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increases the risks associated with investing in the Fund. If the value of the Fund's assets increases, then leveraging would cause the Fund's NAV to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of the Fund's assets decreases, leveraging would cause the Fund's NAV to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.

Qualification as a Regulated Investment Company Risk

The Fund must meet a number of diversification requirements to qualify as a RIC under Section 851 of the Code and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might enter into borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and, as of the close of the following fiscal quarter, to attempt to meet the requirements. However, the Fund may incur additional expenses in connection with any such borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the Fund makes such investments from borrowings) are likely to reduce the Fund’s return to investors.

Tax Treaty Reclaims Uncertainty

When the Fund receives dividend and interest income (if any) from issuers in certain countries, such distributions may be subject to partial withholding by local tax authorities in order to satisfy potential local tax obligations. The Fund may file claims to recover such withholding tax in jurisdictions where withholding tax reclaim is possible, which may be the case as a result of bilateral treaties between the United States and local governments. Whether or when the Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Fund generally includes
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accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect that Fund’s NAV. Investors in the Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

PORTFOLIO HOLDINGS INFORMATION

A description of the policies and procedures of Global X Funds® (the "Trust") with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI"). The top holdings of the Fund and Fund Fact Sheets providing information regarding the Fund's top holdings can be found at www.globalxetfs.com/explore/(click on the name of your Fund) and may be requested by calling 1-888-493-8631.

FUND MANAGEMENT

Investment Adviser

Global X Management Company LLC (the "Adviser") serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund's business affairs and other administrative matters. The Adviser has been a registered investment adviser since 2008. The Adviser is a Delaware limited liability company with its principal offices located at 605 3rd Avenue, 43rd Floor, New York, New York 10158. As of [ ], 2023, the Adviser provided investment advisory services for assets of approximately [ ] billion.

Pursuant to a Supervision and Administration Agreement and subject to the general supervision of the Board of Trustees, the Adviser provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Fund and also bears the costs of various third-party services required by the Fund, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires the Adviser to provide investment advisory services to the Fund pursuant to an Investment Advisory Agreement.

The Fund pays the Adviser a fee ("Management Fee") in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. The Fund will pay a monthly Management Fee to the Adviser at the annual rate set forth in the table below (stated as a percentage of the Fund's average daily net assets).

Fund	Management Fee
Global X 1-3 Month T-Bill ETF	[ ]%

In addition, the Fund bears other fees and expenses that are not covered by the Supervision and Administration Agreement, which may vary and will affect the total expense ratio of the Fund, such as taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Adviser may earn a profit on the Management Fee paid by the Fund. Also, the Adviser, and not the shareholders of the Fund, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Adviser or its affiliates may pay compensation out of profits derived from the Adviser's Management Fee or other resources and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund Shares or the retention and/or servicing of Fund investors and Fund Shares ("revenue sharing"). These payments are in addition to any other fees described in the fee table or elsewhere in the Prospectus or SAI. Examples of "revenue sharing" payments include, but are not limited to, payments to financial institutions for "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Adviser access to the financial institution's sales force; granting the Adviser access to the financial institution's conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser, from time to time, may be substantial, and may be different for different financial institutions depending upon
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the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make Shares of the Fund available to its customers and may allow the Fund greater access to the financial institution's customers.

Approval of Advisory Agreement

Discussions regarding the basis for the Board of Trustees' approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Fund will be available in the Fund's first shareholder report, either the Semi-Annual Report or Annual Report to shareholders for the period ended [May 31] or [November 30], respectively.

Portfolio Management

The Portfolio Managers who are currently responsible for the day-to-day management of each Fund's portfolio are Nam To, Wayne Xie, Kimberly Chan, Vanessa Yang and Sandy Lu.

Nam To: Nam To, CFA, Portfolio Manager, joined the Adviser in July 2017. Prior to that, Mr. To was a Global Economics Research Analyst at Bunge Limited from 2014 to 2017. Mr. To received his Bachelor of Arts in Philosophy and Economics from Cornell University in 2014.

Wayne Xie: Wayne Xie, Director of Portfolio Management, joined the Adviser in July 2018 as a Portfolio Management Associate. Previously, Mr. Xie was an Analyst at VanEck Associates on the Equity ETF Investment Management team from 2010 to 2018 and a Portfolio Administrator at VanEck Associates from 2007 to 2010. Mr. Xie received his Bachelor of Science from the State University of New York at Buffalo in 2002.

Kimberly Chan: Kimberly Chan, Portfolio Manager, joined the Adviser in June 2018. Previously, Ms. Chan was a U.S. Associate Trader at Credit Agricole from 2016 to 2018, and an Investment Analyst at MetLife Investments from 2015 to 2016. Ms. Chan received her Bachelor of Science from New York University in 2015.

Vanessa Yang: Vanessa Yang, Portfolio Manager, joined the Adviser in 2016 as a Portfolio Administrator. She was appointed to the portfolio management team in June 2019. Previously, Ms. Yang was a Portfolio Administrator at VanEck Associates from 2011 to 2014. Ms. Yang received her MS in Financial Engineering from Drucker School of Management in 2010 and her BS in Economics from Guangdong University of Foreign Studies in 2008.

Sandy Lu: Sandy Lu, CFA, Portfolio Manager, joined the Adviser in September 2021. Previously, Mr. Lu was a Portfolio Analyst and Junior Portfolio Manager at PGIM Fixed Income from 2014 to 2021, and a Fixed Income Portfolio Analyst at Lincoln Financial Group from 2010 to 2014. Mr. Lu received his Bachelor of Science in Economics from the Wharton School of the University of Pennsylvania. He earned his CFA designation in September 2015, and holds the Series 3 license.

The SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Shares of the Fund.

DISTRIBUTOR

SEI Investments Distribution Co. ("Distributor") distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor is not affiliated with the Adviser.

BUYING AND SELLING FUND SHARES

Shares of the Fund trade on a national securities exchange and in the secondary market during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly-traded securities. There is no minimum investment for purchases made on a national securities exchange. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the "spread," which is the difference between what professional investors are willing to pay for Shares (the "bid" price) and the price at which they are willing to sell Shares (the "ask" price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of Shares. The spread with respect to Shares varies over time based on the Fund's trading volume and market liquidity, and is generally lower if the Fund has significant trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling Shares, frequent trading may reduce investment return.
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Shares of the Fund may be acquired or redeemed directly from the Fund only by Authorized Participants (as defined in the SAI) and only in Creation Units or multiples thereof, as discussed in the "Creations and Redemptions" section in the SAI.

Shares generally trade in the secondary market in amounts less than a Creation Unit. Shares of the Fund trade under the trading symbol listed for the Fund in the Fund Summary section of this Prospectus.

The Fund is listed on a national securities exchange, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any rights as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

FREQUENT TRADING

Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the Fund's trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Fund directly. A few institutional investors are authorized to purchase and redeem the Fund's Shares directly with the Fund. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of the Fund intended to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances, although transaction fees are subject to certain limits and therefore may not cover all related costs incurred by the Fund. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in Shares of the Fund.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Services Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, including any net foreign currency gains, generally are declared and paid at least annually and any net realized capital gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for the Fund.

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Dividends and other distributions on Shares are distributed on a pro rata basis to beneficial owners of such Shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from the Fund. Dividends and security gain distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares.

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares purchased in the secondary market.

TAXES

The following is a summary of certain tax considerations that may be relevant to an investor in the Fund. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund receives income and gains on its investments. The income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. The Fund intends to qualify as a RIC under the Code for federal tax purposes and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Fund's distributions to you. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Shares or whether you take distributions in cash or additional Shares. The maximum long-term capital gain rate applicable to individuals is 20%.

Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions received by individual shareholders of the Fund will be treated as qualifying dividends. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions received by individual shareholders of the Fund will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the Shares of the corporation paying the qualifying dividend). The amount of the Fund's distributions that qualify for this favorable treatment may be reduced as a result of the Fund's securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of the Fund's holdings may not be qualifying dividends.

A portion of distributions paid to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from the Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy Shares of the Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as "buying into a dividend."

You will be informed of the amount of your ordinary income dividends, qualifying dividend income, and capital gain distributions at the time they are paid, and you will be advised of the tax status for federal income tax purposes shortly after the
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close of each calendar year. If you have not held Shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

The Fund's investments in partnerships, including in partnerships defined as Qualified Publicly Traded Partnerships for tax purposes, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC's "required distribution" for the calendar year ending within the RIC's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if the Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (b) any amount on which the Fund pays income tax for the taxable year ending in the calendar year. Although the Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the Fund may determine that it is in the interest of shareholders to distribute a lesser amount. The Fund intends to declare and pay these amounts in December (or in January, which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

Foreign Taxes. The Fund will be subject to foreign withholding taxes with respect to certain payments received from sources in foreign countries. If at the close of the taxable year more than 50% in value of the Fund's assets consists of stock in foreign corporations, the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against your U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

Sales and Exchanges. The sale of Shares is a taxable event on which a gain or loss is recognized. The amount of gain or loss is based on the difference between your tax basis in Shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Shares for over one year at the time you sell or exchange them. Gains and losses on Shares held for one year or less will generally constitute short-term capital gains, except that a loss on Shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gain distributions that you have received on the Shares. A loss realized on a sale or exchange of Shares may be disallowed under the so-called "wash sale" rules to the extent the Shares disposed of are replaced with other Shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of, such as pursuant to a dividend reinvestment in Shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant's aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The Internal Revenue Service (the "IRS"), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging
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securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA or other tax-qualified plan are not currently taxable but may be taxable when funds are withdrawn from the tax qualified plan unless the Shares were purchased with borrowed funds.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding at the applicable rate on dividends and gross sales proceeds paid to any shareholder (i) who has either provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS, or (iii) who has failed to certify to the Fund, when required to do so, that he or she is not subject to backup withholding or is an "exempt recipient."

Cost Basis Reporting. Federal law requires that shareholders' cost basis, gain/loss, and holding period be reported to the IRS and to shareholders on the Consolidated Form 1099s when "covered" securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, accurate cost basis and tax lot information must be maintained for tax reporting purposes. This information is not required for Shares that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Shares. You should consult your tax advisor regarding the tax status of distributions in your state and locality.

U.S. Tax Treatment of Foreign Shareholders. A non-U.S. shareholder generally will not be subject to U.S. withholding tax on gain from the redemption of Shares or on capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends if such amounts are reported by the Fund. Non-U.S. shareholders are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Non-U.S. shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in the Fund.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act ("FATCA"), a 30% withholding tax is imposed on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares, however based on proposed regulations issued by the IRS, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Consult Your Tax Professional. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. More tax information relating to the Fund is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.
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DETERMINATION OF NET ASSET VALUE

The Fund calculates its NAV as of the regularly scheduled close of business of the Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Shares, generally rounded to the nearest cent. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

In calculating the Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost, provided the amortized cost is approximately the value on current sale of the security. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. The Fund may use various pricing services or discontinue the use of any pricing service.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. A price obtained from a pricing service based on such pricing service's valuation matrix may be used to fair value a security. The frequency with which the Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund's investments may change on days when shareholders are not able to purchase Shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund's ability to track its Underlying Index.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the [ ] or listing exchange is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the [ ] or listing exchange is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the Fund's portfolio securities or determination of its NAV is not reasonably practicable, or (4) in such other circumstances as the SEC permits.

Subject to oversight by the Board of Trustees, the Adviser, as “valuation designee,” performs fair value determinations of Fund investments. In addition, the Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of a Fund's investments; establishing and applying fair value methodologies;
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testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. The Adviser has established a fair value committee to assist with its designated responsibilities as valuation designee.

PREMIUM/DISCOUNT AND SHARE INFORMATION

Once available, information regarding how often the Shares of the Fund traded on a national securities exchange at a price above (i.e., at a premium to) or below (i.e., at a discount to) the NAV of the Fund; the Fund’s per share NAV, and the median bid-ask spread of the Shares can be found at www.globalxetfs.com.

INFORMATION REGARDING THE INDEX AND THE INDEX PROVIDER

Solactive 1-3 month US T-Bill Index

The Solactive 1-3 month US T-Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. To be a part of the eligible universe of the Solactive 1-3 month US T-Bill Index, certain criteria, as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"), must be met. As of [ ], 2023, the Solactive 1-3 month US T-Bill Index is comprised of Treasury bills (“T-Bills”) issued by the U.S. government, that have a remaining maturity of less than 3 months and at least 1 month, and are rated investment grade. In addition, each security must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million, as determined by Solactive AG.

The Solactive 1-3 month US T-Bill Index is reconstituted and re-weighted monthly. Each index component is weighted using the market value based on the last evaluated bid price and accrued interest, in proportion to the aggregated market value of all index components in the Solactive 1-3 month US T-Bill Index. As of [ ], 2023, the Solactive 1-3 month US T-Bill Index had [ ] constituents. The Fund's investment objective and the Solactive 1-3 month US T-Bill Index may be changed without shareholder approval.

Disclaimer

Solactive AG (Solactive) is a leading company in the structuring and indexing business for institutional clients. Solactive runs the Solactive index platform. Solactive indices are used by issuers worldwide as underlying indices for financial products. Solactive does not sponsor, endorse or promote any Fund and is not in any way connected to it and does not accept any liability in relation to their issue, operation and trading.

OTHER SERVICE PROVIDERS

SEI Investments Global Funds Services is the sub-administrator for the Fund.

The Bank of New York Mellon is the custodian and transfer agent for the Fund.

Stradley Ronon Stevens & Young, LLP serves as counsel for the Trust and the Trust's Independent Trustees.

PricewaterhouseCoopers LLP will serve as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2023.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties, including among others, the Funds’ Adviser, sub-adviser(s) (as applicable), custodian(s), and transfer agent(s) who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Fund that investors should consider in determining whether to purchase Fund Shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

FINANCIAL HIGHLIGHTS
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Because the Fund had not commenced operations as of the November 30, 2022 fiscal year end, financial highlights are not yet available.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by any national securities exchange. No national securities exchange makes any representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. No national securities exchange has any obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, shares that are issued by a registered investment company and purchases of such shares by investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. [Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.]

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not "underwriters" but are participating in a distribution (as contrasted with ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on [ ] is satisfied by the fact that the prospectus is available at [ ] upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
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For more information visit our website at

www.globalxetfs.com

or call 1-888-493-8631

Investment Adviser and Administrator Global X Management Company LLC 605 3rd Avenue, 43rd Floor New York, NY 10158
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456
Custodian and Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, New York 10286
Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456
Legal Counsel to the Global X Funds® and Independent Trustees Stradley Ronon Stevens & Young, LLP 2000 K Street N.W., Suite 700 Washington, DC 20006
Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Two Commerce Square, Suite 1800 2001 Market Street Philadelphia, PA 19103

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A Statement of Additional Information dated [ ], 2023, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

Additional information about the Fund and its investments will be available in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the Fund's performance during its last fiscal year.

You can ask questions or obtain a free copy of the Fund's semi-annual and annual report or the Statement of Additional Information by calling 1-888-493-8631. Free copies of the Fund's semi-annual and annual report and the Statement of Additional Information are available from our website at www.globalxetfs.com.

Information about the Fund, including its semi-annual and annual reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied on the EDGAR database on the SEC's internet site (http://www.sec.gov). You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

PROSPECTUS

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

[ ], 2023

Investment Company Act File No.: 811-22209

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Statement of Additional Information

[ ], 2023

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following Fund ("Fund") of Global X Funds® ("Trust") as such Prospectus may be revised or supplemented from time to time:

Global X 1-3 Month T-Bill ETF ([ ])

The Prospectus for the Fund is dated [ ], 2023. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, PA 19456, calling 1-888-493-8631 or visiting www.globalxetfs.com. The principal U.S. national stock exchange on which the Fund identified in this SAI is listed is [ ] (the "Exchange").

i

GENERAL DESCRIPTION OF THE TRUST AND FUND

As of the date of this SAI, the Trust consists of [ ] portfolios, of which [ ] are operational. The Trust was formed as a Delaware Statutory Trust on March 6, 2008 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended ("1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended ("Securities Act"). This SAI relates only to the following Fund:

Global X 1-3 Month T-Bill ETF

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 month US T-Bill Index ("Underlying Index"). The Fund's investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days prior notice of any change of the Fund's investment objective. If Global X Management Company LLC, the Fund's investment adviser ("GXMC" or the "Adviser") changes the Underlying Index, the name of the Fund may be changed as well. The Fund is managed by the Adviser.

The Fund offers and issues shares at net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in the Fund's Underlying Index ("Deposit Securities"), together with the deposit of a specified cash payment ("Cash Component"). The shares of the Fund ("Shares") are, or will be, listed and expected to be traded on [ ] (the "Exchange").

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. The number of Shares per Creation Unit of the Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X 1-3 Month T-Bill ETF	10,000

The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to 110% of the market value of the missing Deposit Securities. The required amount of deposit may be changed by the Adviser from time to time. See the "Purchase and Redemption of Creation Units" section of this SAI for further discussion. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be in addition to the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission ("SEC") applicable to management investment companies offering redeemable securities.

ADDITIONAL INVESTMENT INFORMATION

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading on the Exchange and trade throughout the day on the Exchange and other secondary markets. There can be no assurance that the Fund will continue to meet the listing requirements of the exchange on which it is listed. The Exchange may, but is not required to, remove the Shares of the Fund from its listing if (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than fifty (50) record and/or beneficial holders of the Fund for thirty (30) or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, or (3) any other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a designated "indicative optimized portfolio value" ("IOPV") provider disseminates every fifteen seconds, through the facilities of the Consolidated Tape Association, an updated IOPV for the Fund as calculated by an information provider or a market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a securities value component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for the Fund. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the Deposit Securities. Furthermore, the IOPV does not capture certain items, such as tax liability accruals, which may occur for Fund investments in certain foreign jurisdictions. Therefore, the Fund's IOPV disseminated during the Exchange's trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

In addition to the securities component described in the preceding paragraph, the IOPV for the Fund includes a cash component consisting of estimated accrued dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable foreign currency.

The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio. The Fund invests at least 80% of its total assets, plus borrowings for investments purposes (if any), in the securities of the Underlying Index, and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund may also invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in stocks not included in its Underlying Index but which the Adviser believes will help the Fund track its Underlying Index.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of the Fund's Underlying Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. The Fund has also adopted a policy to provide its shareholders with at least 60 days prior written notice of a change to its investment objective. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

CYBER SECURITY RISK. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches suffered by the Fund's Adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants (as defined below) and the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result of any cyber incidents impacting such parties.

DEPOSITARY RECEIPTS. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

To the extent the Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent the Fund invests in GDRs, such GDRs will be listed on a foreign exchange. The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt for which pricing information is not readily available. Generally, all Depositary Receipts must be sponsored. The Fund, however, may invest in unsponsored Depositary Receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. To the extent consistent with its investment policies, the Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises ("GSE")); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, bank notes and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" by Standard & Poor's Rating Service ("S&P") or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis.

Pursuant to amendments adopted by the SEC in July 2014, money market fund regulations require money market funds that do not meet the definitions of a retail money market fund or government money market fund to transact at a floating NAV per share (similar to all other non-money market mutual funds), instead of at a $1 stable share price, as well as permit (or, in certain circumstances, require) money market funds to impose liquidity fees and redemption gates for use in times of market stress. Any impact on the trading and value of money market instruments as a result of these money market fund regulations may negatively affect the Fund's yield and return potential.

Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes generally rank junior to deposit liabilities of banks and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the FDIC or any other insurer.

The Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Commercial paper purchased by the Fund may include asset-backed commercial paper. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

EQUITY SWAPS, TOTAL RATE OF RETURN SWAPS AND CURRENCY SWAPS. The Fund may invest up to 20% of its total assets in swap contracts.

A swap is an agreement involving the exchange by the Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the "notional" amount). Some swaps currently are, and more in the future will be, exchange-traded and centrally cleared. Examples of swap agreements include, but are not limited to, equity, index or other total return swaps and foreign currency swaps.

The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. These instruments provide a great deal of flexibility. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. Currency swaps involve the exchange of rights of the Fund and another party to make or receive payments in specific currencies.

Some swaps transactions are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will enter into equity swaps only on a net basis. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap, or any other swap entered into on a net basis, defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other swaps transactions may involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap is covered by segregated cash or liquid assets, the Fund and the Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, the Fund could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the Fund.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.

The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by S&P or Fitch Ratings ("Fitch"); or A or Prime-1 or better by Moody's, or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization ("NRSRO") or, if unrated by such rating organization, is determined to be of comparable quality by the Adviser. If a counterparty's creditworthiness declines, the value of the swap might decline, potentially resulting in losses to the Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Such contractual remedies, however, may be subject to bankruptcy and insolvency laws that may affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

The use of equity, total rate of return and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

In connection with the Fund's position in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with its investment policies, the Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. The Fund, however, does not expect to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. The Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders.

Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars.

Liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency, provided the Fund segregates liquid assets in the amount of the difference.

FOREIGN INVESTMENTS - GENERAL. To the extent consistent with its investment policies, the Fund may invest in foreign securities. Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund to the extent that it invests in foreign stocks. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the U.S.

Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund's NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Issuers of foreign securities may also suffer from social, political and economic instability. Such instability can lead to illiquidity or price volatility in foreign securities traded on affected markets. Foreign issuers may be subject to the risk that during certain periods the liquidity of securities of a particular issuer or industry, or all the securities within a particular region, will be adversely affected by economic, market or political events, or adverse investor perceptions, which may cause temporary or permanent devaluation of the relevant securities. In addition, if a market for a foreign security closes as a result of such instability, it may be more difficult to obtain accurate independently sourced prices for securities traded on these markets and may be difficult to value the affected foreign securities for extended periods of time.

The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, through the use of forward currency exchange contracts with other instruments, any net currency positions of the Fund may expose them to risks independent of their securities positions.

The Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries, and capital gains on securities of certain foreign countries may be subject to taxation. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to shareholders.

The costs attributable to investing abroad usually are higher than investments in domestic securities for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain un-invested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

FOREIGN INVESTMENTS – EMERGING MARKETS. Countries with emerging markets are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. To the extent permitted by their investment policies, the Fund may invest their assets in countries with emerging economies or securities markets.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the securities markets of more developed countries. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Certain emerging market countries may have antiquated legal systems, which may adversely impact the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Certain emerging market countries may restrict or control foreign investments in their securities markets. These restrictions may limit the Fund's investment in certain emerging countries and may increase the expenses of the Fund.

Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. The Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer's securities are predicated on these securities being blocked from trading at the custodian or sub custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before, and in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; (vi) the absence of developed legal structures governing foreign private investments and private property; (vii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (viii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (ix) foreign taxation; (x) the absence, in some cases, of a capital market structure or market-oriented economy; and (xi) the possibility that economic developments may be slowed or reversed by unanticipated political or social events in such countries. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund's assets. The Fund's investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have experienced deflationary pressures and are in economic recessions. In addition, many emerging countries are also highly dependent on international trade and exports, including exports of oil and other commodities to sustain their economic growth. As a result, emerging countries are particularly vulnerable to downturns of the world economy.

A portion of a Fund’s investments may be in Russian securities and instruments. As a result of recent events, the United States and the Economic and Monetary Union of the European Union, along with the regulatory bodies of a number of countries, including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions and renewed existing economic sanctions, which consist of prohibiting certain securities trades, prohibiting certain private transactions in the energy sector, asset freezes, and prohibition of all business, against certain Russian individuals and Russian corporate entities. New sanctions announced in February and March 2022 include measures against the Russian financial sector and restrictions on business in the Donetsk and Luhansk regions of Ukraine. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions, which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations. Also, if an affected security is included in a Fund's Underlying Index, the Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of its Underlying Index. The use of (or increased use of) a representative sampling strategy may increase a Fund’s tracking error risk. These sanctions may also lead to changes in a Fund’s Underlying Index. A Fund’s index provider may remove securities from the Underlying Index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its Underlying Index as a result of any such changes, which may result in transaction costs and increased tracking error.

For these or other reasons, a Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. A Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, Shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, a Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of a Fund. A Fund could liquidate all or a portion of its assets, which may be at unfavorable prices. A Fund may also change its investment objective by, for example, seeking to track an alternative index.

Investments in Chinese A-Shares may pose additional risks relative to the risks of investing in emerging markets securities generally. A-Shares are issued by companies incorporated in mainland China and are traded in Renminbi ("RMB") on the Shanghai Stock Exchange and Shenzhen Stock Exchange. Historically, direct participation in the A-Shares market has been limited to mainland Chinese investors. Foreign investors have been able to invest in the mainland Chinese securities markets through certain market-access programs. Among other programs, foreign investors may invest in A-Shares listed and traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange through the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs ("Stock Connect Programs"), which launched in 2014 and 2016, respectively. These Stock Connect Programs are novel, and Chinese regulators may alter or eliminate these programs at any time. The Stock Connect Programs are securities trading and clearing programs between either the Shanghai Stock Exchange ("SSE") or Shenzhen Stock Exchange ("SZSE") and The Stock Exchange of Hong Kong Limited ("SEHK"), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited. The Stock Connect Programs are designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Trading through the Stock Connect Programs is subject to a daily quota ("Daily Quota"), which limits the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading mainland Chinese listed securities and mainland Chinese investors trading Hong Kong listed securities trading through the relevant Stock Connect Program. Accordingly, direct investments in A-Shares will be limited by the Daily Quota that limits total purchases through the Stock Connect Programs. The Daily Quota is utilized by all non-mainland Chinese investors on a first-come-first-serve basis. As such, buy orders for A-Shares would be rejected once the Daily Quota is exceeded (although the investors would be permitted to sell A-Shares regardless of the Daily Quota balance). The Daily Quota may restrict the Fund's ability to invest in A-Shares through the Stock Connect Programs on a timely basis, which could affect the Funds' ability to effectively pursue its investment strategy. The Daily Quota is also subject to change.
In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are still relatively untested in mainland China, which could pose risks to the Fund. Moreover, A-Shares purchased through a Stock Connect Program generally may not be sold, purchased or otherwise transferred other than through the Stock Connect Program in accordance with applicable rules. A primary feature of the Stock Connect Programs is the application of the home market's laws and rules applicable to investors in A-Shares (i.e. mainland China). Therefore, the Fund's investments in A-Shares via the Stock Connect Programs are subject to Chinese securities regulations and listing rules, among other restrictions. While A-Shares must be designated as eligible to be traded under a Stock Connect Program (such eligible A-Shares listed on the SSE, the "SSE Securities," and such eligible A-Shares listed on the SZSE, the "SZSE Securities"), those A-Shares may also lose such designation, and if this occurs, such A-Shares may be sold but could no longer be purchased through the applicable Stock Connect Program. In addition, the Stock Connect Programs will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through the Stock Connect Programs may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but the SEHK is not. Each of the SEHK, SSE and SZSE reserves the right to suspend trading under the Stock Connect Programs under certain circumstances. Where such a suspension of trading is effected, the Fund's ability to access A-Shares through the Stock Connect Programs will be adversely affected.
The Fund's investments in A-Shares through the Stock Connect Program are held by its custodian in accounts in Central Clearing and Settlement System ("CCASS") maintained by the Hong Kong Securities Clearing Company Limited ("HKSCC"), which in turn holds the A-Shares, as the nominee holder, through an omnibus securities account in its name registered with the CSDCC. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities or SZSE Securities through HKSCC as nominee is not well defined under Chinese law. There is a lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under Chinese law and there have been few cases involving a nominee account structure in Chinese courts. The exact nature and methods of enforcement of the rights and interests of the Fund under Chinese law is also uncertain, and there is a possibility that the SSE Securities or SZSE Securities may not be regarded as held for the beneficial ownership of the Fund in the event of a credit event with respect to HKSCC, the Fund's custodian, or other market participants.
Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities or SZSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE- or SZSE-listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities or SZSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and SZSE Securities and keeps participants of CCASS informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. The Fund will therefore depend on HKSCC for both settlement and notification and implementation of corporate actions.

Other market access programs, each of which may present different risks, may also be used to provide non-Chinese investors with exposure to A-Shares. To the extent that the Fund does not utilize such other market access programs, any disruptions to a Stock Connect Program would be more likely to impact the Fund's ability to access exposure to A-Shares.

DERIVATIVES. In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which imposes new requirements and restrictions on the Fund’s use of derivatives and eliminates the asset segregation framework previously used by funds, including the Fund, to comply with Section 18 of the 1940 Act. Rule 18f-4 imposes limits on the amount of leverage risk to which the Fund may be exposed through certain derivative instruments that may oblige the Fund to make payments or incur additional obligations in the future. Under Rule 18f-4, the Fund’s investment in such derivatives is limited through a value-at risk or “VaR” test. Funds whose use of such derivatives is more than a limited specified exposure amount are required to establish and maintain a derivatives risk management program, subject to oversight by the Board of Trustees of the Trust, and appoint a derivatives risk manager to implement such program. To the extent the Fund’s compliance with Rule 18f-4 changes how the Fund uses derivatives, Rule 18f-4 may adversely affect the Fund’s performance and/or increase costs related to the Fund’s use of derivatives.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. To the extent consistent with its investment policies, the Fund may invest up to 20% of its total assets (minus any percent of Fund assets invested in other derivatives) in U.S. or foreign futures contracts and may purchase and sell call and put options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. In connection with the Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Futures Contracts. The Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Fund may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to help the Fund track the price and yield performance of its Underlying Index.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission ("CFTC"), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. If regulated by the CFTC, such exchanges may be designated contract markets or swap execution facilities.

The Fund may also engage in transactions in foreign stock index futures, which may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association ("NFA") nor any domestic exchange regulates activities of any such organization, even if it is formally linked to a domestic market. Moreover, foreign laws and regulations and transactions executed under such laws and regulations may not be afforded certain of the protective measures provided domestically. In addition, the price of foreign futures or foreign options contracts may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Unlike purchases or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions, which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is subject to the Adviser's ability to predict correctly movements in the direction of the market. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures Contracts. The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

[CFTC REGULATION. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of commodity pool operator ("CPO") under the Commodity Exchange Act ("CEA"), and the Adviser has claimed an exemption from registration as a commodity trading advisor ("CTA") under the CEA. Therefore, the Fund and the Adviser are not subject to registration as a CPO or CTA. Under this CPO exclusion, the Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A "de minimis" amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the Fund's net asset value or, alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund's net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The Fund and the Adviser currently are engaged only in a de minimis amount of such transactions and, therefore, neither the Fund nor the Adviser are currently subject to the registration and most regulatory requirements applicable to CPOs and CTAs, respectively. There can be no certainty that the Fund or the Adviser will continue to qualify under the applicable exclusion or exemption, as the Fund's investments may change over time. If the Fund or the Adviser is subject to CFTC registration, it may incur additional costs or be subject to additional regulatory requirements.]

GOVERNMENT INTERVENTION IN FINANCIAL MARKETS. The value of the Fund's holdings is generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In the event of such a disturbance, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings.

Past instability during the 2008-2009 financial downturn led the U.S. Government, other governments and financial and prudential regulators to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. It is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

ILLIQUID OR RESTRICTED SECURITIES. To the extent consistent with its investment policies, the Fund may invest up to 15% of its net assets in securities that are illiquid (calculated at the time of investment). The Fund will comply with Rule 22e-4 under the 1940 Act in managing illiquid investments. The Fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act as well as securities that are not registered under the Securities Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as the Adviser determines, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists. This practice could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations described below, the Fund may invest in shares of other investment companies, including open-end and closed-end investment companies, business development companies and other exchange-traded funds("ETFs"). An investment in an investment company is subject to the risks associated with that investment company’s portfolio securities. Because the value of other investment company or ETF shares depends on the NAV or the demand in the market, respectively, the Adviser may not be able to liquidate a Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance. Investments in closed-end funds may entail the additional risk that the market value of such investments may be substantially less than their net asset value. To the extent a Fund invests in shares of another investment company, the Fund will indirectly bear a proportionate share of that investment company’s advisory fees and other operating expenses. These fees are in addition to the management fees and other operational expenses incurred directly by the Funds. In addition, the Funds could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.

Section 12(d)(1)(A) of the 1940 Act provides that a fund may not purchase or otherwise acquire the securities of other investment companies if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets. These limitations are subject to certain statutory and regulatory exemptions including rule 12d1-4 under the 1940 Act ("Rule 12d1-4"). Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, Rule 12d1-4 prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, Rule 12d1-4 imposes certain voting requirements when a fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit the Fund's ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit the Fund's flexibility with respect to making investments in those unaffiliated investment companies.

Because the value of other investment company or ETF shares depends on the NAV or the demand in the market, respectively, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance. If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by the Fund in the same proportion as the vote of all other holders of such securities. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

POOLED INVESTMENT VEHICLES. The Fund may invest in the securities of pooled vehicles that are not investment companies and, thus, not required to comply with the provisions of the 1940 Act. As a shareholder of such pooled vehicles, the Fund will not have all of the investor protections afforded by the 1940 Act. Such pooled vehicles may, however, be required to comply with the provisions of other federal securities laws, such as the Securities Act. These pooled vehicles typically hold currency or commodities, such as gold or oil, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable management fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.  In addition, the Fund's investment in pooled investment vehicles may be considered illiquid and subject to the Fund's restrictions on illiquid investments.

STRUCTURED PRODUCTS. The Fund may invest in structured products, including exchange traded notes ("ETNs") and equity-linked instruments. These types of structured products are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. Structured products have a maturity date and, generally, are backed only by the creditworthiness of the issuer. As a result, the value of a structured product may be influenced by time to maturity, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. Structured products also may be subject to credit risk. The value of an ETN may also be subject to the level of supply and demand for the ETN.

LEVERAGE. Under the 1940 Act, the Fund is permitted to borrow from a bank up to 33 1/3% of its total net assets for short-term or emergency purposes. The Fund may borrow money at fiscal quarter end to maintain the required level of diversification to qualify as a RIC for purposes of the Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increases the risks associated with investing in the Fund. If the value of the Fund's assets increases, then leveraging would cause the Fund's NAV to increase more sharply than it would have had the Fund not been leveraged. Conversely, if the value of the Fund's assets decreases, leveraging would cause the Fund's NAV to decline more sharply than it otherwise would have had the Fund not been leveraged. The Fund may incur additional expenses in connection with borrowings.

MLP RISK. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP's general partner. An MLP is controlled by its general partner, which generally has conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLP's. A fund investing in MLPs will derive the cash flow associated from that investment from investments in equity securities of MLPs. The amount of cash that each fund investing in MLPs will have available to pay or distribute to shareholders depends entirely on the ability of the MLPs that each such fund owns to make distributions to their partners and the tax character of those distributions. Neither a fund investing in MLPs nor its adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs, and other factors. The benefit derived from an investment in an MLP is also dependent on the MLP being treated as a partnership for federal income tax purposes, which generally do not pay U.S. federal income tax at the partnership level, subject to the application of the partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP that previously elected to be taxed as a partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, to the extent that any of the MLPs to which a fund has exposure are treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the fund's investment and lower the fund's income. The Fund may also invest in MLPs that elect to be taxed as corporations, which taxes would have the effect of reducing the amount of cash available for distribution by the MLP.

Certain MLPs depend upon their parent or sponsor entities for a majority of their revenues. If their parent or sponsor entities fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as a fund, would be adversely affected.

MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.

MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, among other things, consumer sentiment, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP's market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.

NEW FUND RISKS. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

OPTIONS. To the extent consistent with its investment policies, the Fund may invest up to 20% of its net assets (minus any percent of Fund assets invested in other derivatives) in put options and call options and may write covered call and secured put options that the Adviser believes will help the Fund to track its Underlying Index. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities ("yield curve options") and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity, which entails risk greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the Fund segregates liquid assets in the amount of the difference.

All put options written by the Fund would be covered, which means that the Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written, provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option generally is limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

The Fund's obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, the Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Fund may invest in repurchase agreements, provided that the Fund may not invest more than 15% of its net assets in illiquid securities or other illiquid assets (calculated at the time of investment), including repurchase agreements maturing in more than seven days. Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust's custodian or sub-custodian, or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS. To the extent consistent with its investment policies, the Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING. Collateral for loans of portfolio securities made by the Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and the Fund is responsible for any loss that may result from its investment in borrowed collateral. The Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

TRACKING VARIANCE. As discussed in the Prospectus, the Fund is subject to the risk of tracking variance (also referred to as tracking error risk). Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs, which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate reorganizations are made to conform the Fund's holdings to its investment objective. Tracking variance also may occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund's designated index or the manner in which the index is calculated or because the indexing and investment approach of the Adviser does not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. In the event the performance of the Fund is not comparable to the performance of its designated index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures.

WARRANTS. To the extent consistent with its investment policies, the Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

CORPORATE DEBT SECURITIES. The Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody's. Securities rated BBB by S&P® are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

JUNK BONDS. The Fund may invest in lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, otherwise known as "junk bonds."

Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In the past, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

U.S. GOVERNMENT SECURITIES. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve or for liquidity purposes. U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association ("Ginnie Mae"), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.

Although U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac®") and the Federal National Mortgage Association ("Fannie Mae®") may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities in the future if not required to do so, even though the U.S. government has provided financial support to certain U.S. government-sponsored enterprises in the past during periods of extremity. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration ("FHFA") acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

U.S. government agencies and instrumentalities that issue or guarantee securities include the FHFA, Fannie Mae, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Ginnie Mae, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, Freddie Mac, the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae®").

RECENT MARKET CONDITIONS. Although the Fund seeks to track its Underlying Index, the performance of the Underlying Indices and the Fund is subject to general market conditions.

U.S. recession risk has increased as the Federal Reserve (Fed) increased interest rates at the fastest trajectory on record in an attempt to bring inflation back to target levels. The tight labor market helped the U.S. consumer remain resilient through this inflationary period. However, the personal savings rate has decreased to its lowest level since 2005. The feedback loop between employment and consumption remains a focus for tracking recession risk. While job layoffs have increased in tech related fields, the overall labor market has remained tight. But operating efficiency is likely to become a focus as consumers push back on price increases.

Currency markets reflect expected interest rate and economic growth differentials. While the language of the Fed remains hawkish, their shift to a slower rate raising trajectory as they approach their terminal rate changed the dynamics for the U.S. dollar and for international equity markets. This was compounded by economic growth concerns in both Europe and China moving away from peak pessimism, with Europe entering the winter with sufficient energy storage and China’s shift away from its zero-COVID policy.

The war between Russia and Ukraine contributed to elevated energy prices in 2022. Sanctions against the Russian energy industry in response to the war has reshaped global energy supply agreements. While Europe successfully shifted its energy supply agreements to restock their energy storage before the winter, energy remains a key risk factor to European economic growth and inflation pressures. Escalations or signs of moving towards negotiations could lead to near term energy price volatility. Additionally, the potential for improved Chinese economic growth is a key consideration for energy prices and other economic growth focused commodities. China’s shift away from its zero-COVID policy, its real estate rescue plan, and expectations of more easing of financial conditions could help restore confidence and stability, helping to improve Chinese economic growth during 2023. However, Chinese economic growth remains uncertain and the impact of higher COVID cases remains a risk factor.

It is impossible to predict the effects of these or similar events in the future on the Fund, though it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.

INFORMATION REGARDING THE INDEX AND THE INDEX PROVIDER

Solactive 1-3 month US T-Bill Index

The Solactive 1-3 month US T-Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. To be a part of the eligible universe of the Solactive 1-3 month US T-Bill Index, certain criteria, as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"), must be met. As of [ ], 2023, the Solactive 1-3 month US T-Bill Index is comprised of Treasury bills (“T-Bills”) issued by the U.S. government, that have a remaining maturity of less than 3 months and at least 1 month, and are rated investment grade. In addition, each security must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million, as determined by Solactive AG.

The Solactive 1-3 month US T-Bill Index is reconstituted and re-weighted monthly. Each index component is weighted using the market value based on the last evaluated bid price and accrued interest, in proportion to the aggregated market value of all index components in the Solactive 1-3 month US T-Bill Index. As of [ ], 2023, the Solactive 1-3 month US T-Bill Index had [ ] constituents. The Fund's investment objective and the Solactive 1-3 month US T-Bill Index may be changed without shareholder approval.

Disclaimers

Solactive AG (Solactive) is a leading company in the structuring and indexing business for institutional clients. Solactive runs the Solactive index platform. Solactive indices are used by issuers worldwide as underlying indices for financial products. Solactive does not sponsor, endorse or promote any Fund and is not in any way connected to it and does not accept any liability in relation to their issue, operation and trading.

INVESTMENT RESTRICTIONS

The Fund is subject to the investment policies enumerated in this section, which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding Shares, which is defined by the 1940 Act as: (i) more than 50% of the Fund's outstanding shares; or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Fund:

1.May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

7.May not "concentrate" its investments in a particular industry or group of industries: (I) except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

Notwithstanding these fundamental investment restrictions, the Fund may purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. In addition, if the Fund's holdings of illiquid securities exceed 15% of net assets because of changes in the value of the Fund's investments, the Fund will act in accordance with Rule 22e-4 under the 1940 Act and will take action to reduce its holdings of illiquid securities within a reasonable time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

Any investment restriction which involves a maximum percentage (other than the restriction set forth above in investment restriction No. 2) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits under the 1940 Act described in investment restriction No. 2, the Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

CURRENT 1940 ACT LIMITATIONS

BORROWING. Investment companies generally may not borrow money, except that an investment company may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

UNDERWRITING. Investment companies generally may not act as an underwriter of another issuer's securities, except to the extent that an investment company may be deemed to be an underwriter within the meaning of the Securities Act in connection with the purchase or sale of portfolio securities.

REAL ESTATE. Investment companies generally may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but investment companies may purchase or sell securities or other instruments backed by real estate or of issuers engaged in real estate activities).

LOANS. Investment companies generally may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

PHYSICAL COMMODITIES. Investment companies generally may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but investment companies may purchase or sell options, futures contracts or other derivative instruments, and invest in securities or other instruments backed by physical commodities).

CONCENTRATION. For purposes of calculating concentration percentages, investment companies investing in (a) affiliated investment companies are required to look through to the holdings of the affiliated investment companies and include the holdings in calculations of concentration percentages, and (ii) unaffiliated investment companies are required to include the holdings of the unaffiliated investment companies to the extent that they are concentrated in calculations of concentration percentages. In addition, revenue bonds are characterized by the industry in which the revenue is used.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

The Adviser or its affiliates (each, as applicable, a “Selling Shareholder”) may purchase Creation Unit Aggregations through a broker-dealer to “seed” (in whole or in part) the Fund as the Fund is launched or thereafter, or may purchase shares from broker-dealers or other investors that have previously provided “seed” for the Fund when they were launched or otherwise in secondary market transactions, and because the Selling Shareholder may be deemed an affiliate of such Fund, the shares are being registered to permit the resale of these shares from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

The Selling Shareholder intends to sell all or a portion of the shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions.  The shares may be sold on any national securities exchange on which the shares may be listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions.  The Selling Shareholder may use any one or more of the following methods when selling shares:

•ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
•privately negotiated transactions;

•through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
•any other method permitted pursuant to applicable law.

The Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such shares, to the extent permitted by applicable law. The Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions or the creation of one or more derivative securities which require the delivery to such broker-dealer or other financial institution of shares, which shares such broker-dealer or other financial institution may resell.

The Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(11) of the Securities Act in connection with such sales.  In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act. The Selling Shareholder who may be deemed an "underwriter" within the meaning of Section 2(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act.

The Selling Shareholder has informed the Fund that it is not a registered broker-dealer and does not have any written or oral agreement or understanding, directly or indirectly, with any person to distribute the shares.  Upon the Fund being notified in writing by the Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, a supplement to this SAI will be filed, if required, pursuant to Rule 497 under the Securities Act, disclosing (i) the name of each Selling Shareholder and of the participating broker-dealer(s), (ii) the number of shares involved, (iii) the price at which such shares were sold, (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable, (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI, and (vi) other facts material to the transaction.

The Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the shares by the Selling Shareholder and any other participating person.  To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of the shares to engage in market-making activities with respect to the shares.  All of the foregoing may affect the marketability of the shares and the ability of any person or entity to engage in market-making activities with respect to the shares.  There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.

PORTFOLIO HOLDINGS

Policy on Disclosure of Portfolio Holdings

The Board of Trustees of the Trust has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interests of the Fund's shareholders. The policy is designed to: (i) protect the confidentiality of the Fund's non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by the Adviser and the Fund with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty. The Fund's portfolio holdings, or information derived from the Fund's portfolio holdings, may, in the Adviser's discretion, be made available to third parties if (i) such disclosure has been included in the Fund's public filings with the SEC or is disclosed on the Fund's publicly accessible Website, (ii) such disclosure is determined by the Chief Compliance Officer ("CCO") to be in the best interests of Fund shareholders and consistent with applicable law; (iii) such disclosure is made equally available to anyone requesting it; and (iv) the Adviser determines that the disclosure does not present the risk of such information being used to trade against the Fund.

Each business day portfolio holdings information will be provided to the Transfer Agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of the Fund in the secondary market. Information with respect to the Fund's portfolio holdings is also disseminated daily on the Fund's Website.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund's anticipated holdings on the following business day. "Authorized Participants" are generally large institutional investors that have been authorized by the Distributor to purchase and redeem large blocks of Shares (known as Creation Units). Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available Website may be provided to third parties only in limited circumstances, as described above.

Disclosure to providers of auditing, custody, proxy voting and other similar services for the Fund, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell Shares of the Fund) only upon approval by the CCO. The recipients who may receive non-public portfolio holdings information are as follows: the Adviser and its affiliates, the Fund's independent registered public accounting firm, the Distributor, administrator and custodian, the Fund's legal counsel, the Fund's financial printer and the Fund's proxy voting service. These entities are obligated to keep such information confidential. Third-party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund only with the permission of the CCO.

Portfolio holdings will be disclosed through required filings with the SEC. The Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-PORT (with respect to the first and third quarters of the Fund's fiscal year). Shareholders may obtain the Fund's Forms N-CSR and N-PORT filings on the SEC's Website at sec.gov. In addition, the Fund's Forms N-CSR and N-PORT filings may be reviewed and copied at the SEC's public reference room in Washington, DC. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Website or the operation of the public reference room.

Under the policy on disclosure of portfolio holdings, the Board of Trustees is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS

The business and affairs of the Trust are overseen by the Board of Trustees ("Board"). Subject to the provisions of the Trust's Declaration of Trust and By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out this general oversight responsibility, including the power to elect and remove the Trust's officers. The focus of the Board's oversight of the business and affairs of the Trust (and the Fund, as well as other funds) is to protect the interests of the shareholders in the Fund and other relevant funds.

The Board appoints and oversees the Trust's officers and service providers. The Adviser is responsible for the day-to-day management and operations of the Trust and each of the funds, including the Fund, based on each fund's investment objective, strategies, policies, and restrictions and agreements entered into by the Trust and/or the Adviser on behalf of the Trust. In carrying out its general oversight responsibility, the Board regularly interacts with and receives reports from the senior personnel of the Trust's service providers (including, in particular, the Adviser) and the Trust's CCO. The Board is assisted by the Trust's independent registered public accounting firm (who reports directly to the Trust's Audit Committee), independent counsel to the Independent Trustees (as defined below), counsel to the Trust and the Adviser, and other experts selected and approved by the Board.

BOARD STRUCTURE AND RELATED MATTERS. Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute 75 percent of the Board. Mr. Charles A. Baker, an Independent Trustee, serves as Independent Chairman of the Board. The Independent Chairman helps to facilitate communication among the Independent Trustees as well as communication between the Independent Trustees and management of the Trust. The Independent Chairman may assume such other duties and perform such activities as the Board may, from time to time, determine should be handled by the Independent Chairman. Mr. Luis Berruga is the sole Board member who is an “interested person” of the Trust (“Interested Trustee”). Mr. Berruga is an Interested Trustee due to his affiliation with the Adviser. The Board believes that having an interested person on the Board facilitates the ability of the Independent Trustees to fully understand (i) the Adviser’s commitment to providing and/or arranging for the provision of quality services to the Fund and (ii) corporate and financial matters of the Adviser that may be of importance in the Board’s decision-making process.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter that delineates the specific responsibilities of that committee. The Board has established two standing committees: an Audit Committee and a Nominating and Governance Committee. Currently, each of the Independent Trustees serves on each of these committees, which are comprised solely of Independent Trustees.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. On an annual basis, the Board conducts a self-evaluation process that, among other things, considers (i) whether the Board and its committees are functioning effectively, (ii) given the size and composition of the Board and each of its committees, whether the Trustees are able to effectively oversee the number of funds in the complex and (iii) whether the mix of skills, perspectives, qualifications, attributes, education, and relevant experience of the Trustees helps to enhance the Board's effectiveness.

There are no specific required qualifications for Board membership. The Board believes that the different skills, perspectives, qualifications, attributes, education, and relevant experience of each of the Trustees provide the Board with a variety of complementary skills. Please note that (i) none of the Trustees is an "expert" within the meaning of the federal securities laws and (ii) the Board is not responsible for the day to day operations of the Trust and the Fund.

The Board of Trustees met five (5) times during the fiscal period ended November 30, 2022. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. As of [ ], 2023, each of the Trustees oversaw [ ] funds ([ ] of which were operational). The address for all Trustees and officers is c/o Global X Funds®, 605 3rd Avenue, 43rd Floor, New York, New York 10158.

Independent Trustees

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees during the Past 5 Years
Charles A. Baker (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	[ ] ([ ] of which are operational)	Trustee of OSI ETF Trust (2016-2022)
Susan M. Ciccarone (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer)	[ ] ([ ] of which are operational)
Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021)

Clifford J. Weber (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015)	[ ] ([ ] of which are operational)	Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017)

Interested Trustee/Officers

Name (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees During the Past 5 Years
Luis Berruga (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 02/2014) and Chief Operating Officer (09/2015 - 07/2018)	[ ] ([ ] of which are operational)	None
John Belanger (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)	Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (12/2020-04/2022); Secretary of the Trust (03/2020-09/2020); Head of Product Management, GXMC (since 01/2020); Consultant to GXMC (09/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018)	n/a	n/a
Susan Lively (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 09/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	n/a	n/a
Eric Griffith[1] (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	n/a	n/a
Joe Costello (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, GXMC (since 09/2016)	n/a	n/a
Ronnie Riven (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018-12/2021); Director of Accounting and Finance at Barclays Center (2016-2018)	n/a	n/a
Eric Olsen[1] (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021)	n/a	n/a

1    These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

In addition to the information set forth in the table above, each Trustee possesses other relevant skills, perspectives, qualifications, attributes, education, and relevant experience. The following provides additional information about certain qualifications and experience of each of the Trustees and the reason why he or she was selected to serve as a Trustee.

Charles A. Baker: Mr. Baker has extensive knowledge of and experience in the financial services industry, including previously serving as Managing Director of NYSE Euronext. Additionally, Mr. Baker has experience serving as an independent director for an ETF trust.

Luis Berruga: Mr. Berruga has extensive knowledge of and experience in the financial services industry, including serving as President and Chief Operating Officer of the Adviser. Mr. Berruga received his MBA from the Kellogg School of Management at Northwestern University.

Susan M. Ciccarone: Ms. Ciccarone has extensive knowledge of and experience in the financial services and investment management industries. She is currently a partner of Further Global Capital Management, a private equity firm, and previously served as Chief Operating and Chief Financial Officer of an adviser to ETFs. Ms. Ciccarone received her MBA from the Wharton School of the University of Pennsylvania.

Clifford J. Weber: Mr. Weber has experience previously serving as a senior executive of stock exchanges with responsibilities including ETF and exchange-traded product issues, experience with the structure and operations of ETFs, experience with secondary market transactions involving ETFs, and experience serving as a mutual fund independent director.

RISK MANAGEMENT OVERSIGHT. The Fund is subject to a variety of risks, including (but not limited to) investment risk, financial risk, legal, regulatory and compliance risk, and operational risk. Consistent with its responsibility for general oversight of the business and affairs of the Trust and the Fund, the Board oversees the Adviser's day-to-day management of the risks to which the Trust and the Fund are subject. The Board has charged the Adviser with (i) identifying possible events and circumstances that could have demonstrable, adverse effects on the business and affairs of the Trust and the Fund; (ii) implementing of processes and controls to lessen the possibility that such events or circumstances occur or mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to continuously evaluate business and market conditions to facilitate the processes described in (i) and (ii) above. The Adviser seeks to address the day-to-day risk management of the Trust and the Fund by relying on the Trust's compliance policies and procedures (i.e., the Trust's compliance program) as well as the compliance programs of the Trust's various service providers, internal control mechanisms and other risk oversight mechanisms as well as the assistance of the Trust's sub-administrator. The Adviser also separately considers potential risks that may impact the Fund.

As noted above, on behalf of the Trust, the Board has adopted, and periodically reviews, various compliance policies and procedures that are designed to address certain risks to the Trust and the Fund. In addition, under the general oversight of the Board, the Adviser and the Trust's other service providers have adopted a variety of processes, policies, procedures and controls designed to address particular risks to which the Trust and the Fund are subject. Different processes, policies, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations, and compliance of the Fund's investments with various regulatory and other requirements.

Because the day-to-day operations of the Fund are carried out by the Adviser, the risk exposure of the Trust and the Fund are mitigated but not eliminated by the processes overseen by the Board. In addition to the risk management processes, policies, procedures, and controls implemented by the Adviser, the Board seeks to oversee the risk management structure of the Trust and the Fund directly and through its committees (as described below). In this regard, the Board has requested that the Adviser, the CCO for the Trust and the Adviser, the independent auditors for the Trust, and counsel to the Trust and Adviser provide the Board with periodic reports regarding issues that should be focused on by the Board members. In large part, the Board oversees the Adviser's management of the Trust's risk management structure through the Board's review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, including the Trust's CCO, regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding the Trust's service providers, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Trust's compliance program and, in accordance with Rule 38a-1 under the 1940 Act, the Board receives at least annually a written report from the CCO regarding the effectiveness of the Trust's compliance program. In connection with the CCO's annual Rule 38a-1 compliance report to the Board, the Independent Trustees meet with the CCO in executive session to discuss the Trust's compliance program.

Further, the Board regularly receives reports from the Adviser with respect to the Fund's investments and securities trading and, as necessary, any fair valuation determinations made by the Adviser with respect to certain investments held by the Fund. Senior officers of the Trust and Adviser routinely report regularly to the Board on valuation matters, internal controls, accounting and financial reporting policies and practices.  In addition, the Audit Committee receives information on the Fund's internal controls and financial reporting from the Trust's independent registered public accounting firm.

The Board recognizes that not all risks that may affect the Fund can be identified nor can processes and controls be developed to eliminate or mitigate their occurrence or effects of certain risks. Some risks are simply beyond the reasonable control of the Fund, its management and service providers. Although the risk management process, policies and procedures of the Fund, its management and service providers are designed to be effective, there is no guarantee that they will eliminate or mitigate all such risks. Moreover, it may be necessary to bear certain risks to achieve the Fund's investment objective.

STANDING BOARD COMMITTEES

The Board of Trustees currently has two standing committees: an Audit Committee and a Nominating and Governance Committee. Currently, each Independent Trustee serves on each of these committees.

AUDIT COMMITTEE. The purposes of the Audit Committee are to assist the Board in (1) its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust's financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent registered public accounting firm (or nominating the independent registered public accounting firm to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent registered public accounting firm. During the fiscal period ended November 30, 2022, the Audit Committee held three (3) meetings.

NOMINATING AND GOVERNANCE COMMITTEE. The purposes of the Nominating and Governance Committee are, among other things, to assist the Board in (1) its assessment of the adequacy of the Board's adherence to industry corporate governance best practices; (2) periodic evaluation of the operation of the Trust and meetings with management of the Trust concerning the Trust's operations and the application of policies and procedures to the Fund; (3) review, consideration and recommendation to the full Board regarding Independent Trustee compensation; (4) identification and evaluation of potential candidates to fill a vacancy on the Board; and (5) selection from among potential candidates of a nominee to be presented to the full Board for its consideration. The Nominating and Governance Committee will not consider shareholders' nominees. During the fiscal period ended November 30, 2022, the Nominating and Governance Committee held two (2) meetings.

TRUSTEE AND OFFICER OWNERSHIP OF FUND SHARES

To the best of the Trust's knowledge, as of the date of this SAI, the Trustees and officers of the Trust, as a group, owned less than 1% of the Shares of the Fund.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2022.

Name of Trustee	Dollar Range of Equity Securities In Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees
Charles A. Baker	None	$10,000-$50,001
Susan M. Ciccarone	None	None
Clifford J. Weber	None	None
Interested Trustee
Luis Berruga	None	over $100,000

TRUSTEE OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2022, no Independent Trustee (or any of his or her immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

Name of Independent Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Charles A. Baker	None	None	None	None	None
Susan M. Ciccarone	None	None	None	None	None
Clifford J. Weber	None	None	None	None	None

No Independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•the Fund;

•an officer of the Trust;

•an investment company, or person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

•an officer or an investment company, or a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Fund;

•the Adviser or principal underwriter of the Fund;

•an officer of the Adviser or principal underwriter of the Fund;

•a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund; or

•an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund.

TRUSTEE COMPENSATION

The Interested Trustee is not compensated by the Trust. Rather, he is compensated by the Adviser. Independent Trustee fees are paid from the unitary fee paid to the Adviser by the funds, including the Fund. All of the Independent Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings (these other expenses are subject to Board review to ensure that they are not excessive). The Trust does not accrue pension or retirement benefits as part of the Fund's expenses, and Trustees are not entitled to benefits upon retirement from the Board. The Trust's officers receive no compensation directly from the Trust.

The following sets forth the fees paid to each Trustee for the fiscal year ended November 30, 2022, unless otherwise indicated.

Name of Independent Trustee	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Total Compensation from Trust**
Charles A. Baker	$0	$0	$182,500
Susan M. Ciccarone	$0	$0	$182,500
Clifford J. Weber	$0	$0	$182,500

*Prior to the date of this SAI, the Fund had not yet commenced investment operations, and, therefore, had not paid any compensation to the Trustees.
** Information is as of December 31, 2022.

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Fund. The codes of ethics are on file with the SEC and are available to the public.

INVESTMENT ADVISER

The Adviser, Global X Management Company LLC, serves as investment manager to the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. It is registered as an investment adviser with the SEC and is located at 605 3rd Avenue, 43rd Floor, New York, New York 10158. The Adviser was organized in Delaware on March 28, 2008 as a limited liability company. On July 2, 2018, the Adviser consummated a transaction pursuant to which the Adviser became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. ("Mirae").  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Pursuant to a Supervision and Administration Agreement between the Trust and the Adviser, the Adviser oversees the operation of the Fund, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Fund to operate, and exercises day-to-day oversight over the Fund's service providers. Under the Supervision and Administration Agreement, the Adviser also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Fund, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Fund.

Under the Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the investment portfolio of the Fund. The ability of the Adviser to successfully implement the Fund's investment strategies will influence such Fund's performance significantly.

The Fund pays the Adviser a fee ("Management Fee") for the advisory, supervisory, administrative and other services it requires under an all-in fee structure. The Fund will pay a monthly Management Fee to the Adviser at the annual rate set forth in the table below (stated as a percentage of the Fund's average daily net assets).

Fund	Management Fee
Global X 1-3 Month T-Bill ETF	[ ]

The Fund also bears certain other expenses, which are specifically excluded from being covered under the Management Fee and the Supervision and Administration Agreement ("Excluded Expenses") and may vary and will affect the total level of expenses paid by the Fund. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). Certain funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

The Adviser and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund also may invest. The Adviser does not use inside information in making investment decisions on behalf of the Fund.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement remains in effect for two (2) years from its effective date and thereafter continues in effect for as long as its continuance is specifically approved at least annually, by (1) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding Shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each of the Supervision and Administration Agreement and the related Investment Advisory

Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Fund's shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.

Each of the Supervision and Administration Agreement and the related Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

PORTFOLIO MANAGERS

The portfolio managers Nam To, Wayne Xie, Kimberly Chan, Vanessa Yang and Sandy Lu are employees of the Adviser.

Portfolio Manager's Compensation

The Adviser believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a salary and are eligible to receive an annual bonus. A portfolio manager's salary compensation is designed to be competitive with the marketplace and reflect the portfolio manager's relative experience and contribution to the Fund. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon (a) individual performance in the functional aspects of the portfolio manager role, (b) achievement of strategic goals related to process and technology improvement, and (c) overall company performance. Portfolio manager compensation is not tied to the performance of the individual funds themselves. Senior members of the portfolio management team may have stock options of the Adviser.

Other Accounts Managed by Portfolio Managers

It is anticipated that a portfolio manager will be responsible for multiple investment accounts, including other investment companies registered under the 1940 Act. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements and conflicts relating to selection of brokers or dealers to execute the Fund's trades. The Adviser has structured a portfolio manager's compensation in a manner, and the Fund and the Adviser have adopted policies, procedures and a code of ethics, reasonably designed to safeguard the Fund from being negatively affected as a result of any such conflicts that may arise.

The Portfolio Managers were responsible for the management of the following accounts as of November 30, 2022, unless otherwise stated:

	Other Accounts Managed			Accounts With Respect To Which The Advisory Fee Is Based On The Performance of The Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Nam To	Registered investment companies	97	$37,886,574,329	0	$0.00
	Other pooled investment vehicles	27	$310,177,964	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Wayne Xie	Registered investment companies	97	$37,886,574,329	0	$0.00
	Other pooled investment vehicles	27	$310,177,964	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Kimberly Chan	Registered investment companies	97	$37,886,574,329	0	$0.00
	Other pooled investment vehicles	27	$310,177,964	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Vanessa Yang	Registered investment companies	97	$37,886,574,329	0	$0.00
	Other pooled investment vehicles	27	$310,177,964	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Sandy Lu	Registered investment companies	97	$37,886,574,329	0	$0.00
	Other pooled investment vehicles	27	$310,177,964	0	$0.00
	Other accounts	0	$0.00	0	$0.00

Although the funds in the Trust that are managed by Nam To, Wayne Xie, Kimberly Chan, Vanessa Yang and Sandy Lu may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of the various accounts presents a material conflict of interest for Nam To, Wayne Xie, Kimberly Chan, Vanessa Yang and Sandy Lu or the Adviser.

Disclosure of Securities Ownership

Listed below for each Portfolio Manager is a dollar range of securities beneficially owned in the Fund as of the date of this SAI:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities In Fund
Nam To	Global X 1-3 Month T-Bill ETF	None
Wayne Xie	Global X 1-3 Month T-Bill ETF	None
Kimberly Chan	Global X 1-3 Month T-Bill ETF	None
Vanessa Yang	Global X 1-3 Month T-Bill ETF	None
Sandy Lu	Global X 1-3 Month T-Bill ETF	None

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and in various jurisdictions. The Adviser effects transactions for the Fund with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing the most efficient and best execution of trades. The primary consideration of the Adviser is to seek prompt execution of orders at the most favorable net price. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers. The Adviser and its affiliates do not currently participate in any soft dollar transactions with respect to the Fund, although the Adviser relies on Section 28(e) of the 1934 Act in effecting or executing transactions for the Fund. Accordingly, in selecting broker-dealers to execute a particular transaction, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Adviser in connection with its services to other clients.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund are considered at or about the same time, transactions in such securities are allocated among the Fund in a manner deemed equitable to the Fund by the Adviser. Bundling or bunching transactions for the Fund is intended to result in better prices for portfolio securities and lower brokerage commissions, which should be beneficial to the Fund.

Because the Fund is new, there is no data regarding aggregate brokerage commissions paid by the Fund during the last three fiscal periods.

PROXY VOTING

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board of Trustees' oversight. In delegating proxy responsibilities, the Board of Trustees has directed that proxies be voted consistent with the Fund's and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose ("Proxy Voting Policies") and the Adviser has engaged a third party proxy solicitation firm, Glass Lewis & Co. ("Glass Lewis"), an independent third party proxy service that is responsible for the actual voting of all proxies in a timely manner, while the CCO is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

I. General Guidelines

Except in instances where the Adviser has provided Glass Lewis with different direction, Glass Lewis has agreed to vote proxies in accordance with recommendations developed by Glass Lewis and overseen by the Advisor. The Glass Lewis guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. The Glass Lewis guidelines encourage the maximization of return for shareholders through identifying and avoiding financial, audit and corporate governance risks. Detailed information on Glass Lewis's proxy voting guidelines are available under "Proxy Paper GuidelinesTM" from Glass Lewis at www.glasslewis.com/guidelines.

The Proxy Voting Policies are designed to ensure that all issues brought to shareholders are analyzed in light of the Adviser's fiduciary responsibilities. The Proxy Voting Policies address the Adviser's oversight of Glass Lewis, as well as when securities on loan are recalled to participate in proxy votes. Additionally, the Proxy Voting Policies address material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. In situations in which there is a conflict of interest between the interests of the Adviser or its affiliates and the interests of the Fund's shareholders, the Adviser will take necessary actions to resolve the conflict and to protect the interests of shareholders.

II. Oversight of Third Party Solicitation Firm

The Advisor has reviewed the principles and procedures employed by Glass Lewis in making recommendations on voting proxies on each issue presented, and has satisfied itself that Glass Lewis's recommendations are (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders, and not serve other unrelated or improper interests. The Advisor shall review its determinations as to Glass Lewis at least annually.

III. Record of Proxy Voting

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC's website at www.sec.gov.

SUB-ADMINISTRATOR

SEI Investments Global Funds Services ("SEIGFS"), located at One Freedom Valley Drive, Oaks, PA 19456, serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the coordination or preparation and filing of all reports, registration statements, proxy statements and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

DISTRIBUTOR

The Trust has entered into a Distribution Agreement under which SEI Investments Distribution Co. ("SIDCO"), with principal offices at One Freedom Valley Drive, Oaks, PA 19456, serves as the Fund's underwriter and distributor of Creation Units. The distributor has no obligation to sell any specific quantity of Shares of the Fund. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. No compensation is payable by the Trust to SIDCO for such distribution services. The Distribution Agreement provides that the Trust will indemnify SIDCO against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by SIDCO, or those resulting from the willful misfeasance, bad faith or gross negligence of SIDCO, or SIDCO's reckless disregard of its duties and obligations under the Distribution Agreement. SIDCO, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

Additionally, the Adviser or its affiliates may, from time to time, and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to SIDCO or to otherwise promote the sale of shares.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286, is the custodian of the Trust’s portfolio securities and cash on behalf of the Fund. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Fund.

BNY Mellon also serves as the Trust’s transfer agent on behalf of the Fund. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Fund: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

DESCRIPTION OF SHARES

The Declaration of Trust of the Trust ("Declaration") permits the Trust's Board to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in one or more investment portfolios. The Board of Trustees or the Trust may create additional series and each series may be divided into classes.

Under the terms of the Declaration, each Share of the Fund represents a proportionate interest in the Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are authorized by the Trustees and declared by the Trust. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem Shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust also may suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, Shares of the Fund are redeemable at the unilateral option of the Trust. The Declaration permits the Board to alter the number of Shares constituting a Creation Unit or to specify that shares of beneficial interest of the Trust may be individually redeemable. Shares when issued as described in the Prospectus are validly issued, fully paid and non-assessable. In the interests of economy and convenience, certificates representing Shares of the Fund are not issued.

Following the creation of the initial Creation Unit Aggregation(s) of the Fund and immediately prior to the commencement of trading in the Fund's Shares, a holder of Shares may be a "control person" of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The proceeds received by the Fund for each issue or sale of its Shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors of the Fund, will be specifically allocated to and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Fund normally are allocated in proportion to the NAV of the Fund, except where allocations of direct expenses can otherwise be fairly made.

Shareholders are entitled to one vote for each full Share held and proportionate fractional votes for fractional Shares held. The funds of the Trust entitled to vote on a matter will vote in the aggregate and not by fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular fund or class.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an Investment Advisory Agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in the fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, to one vote for each share represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, the President or Secretary of the Trust or upon the written request of holders of at least a majority of the shares entitled to vote at such meeting. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration and such other matters as the Trustees may determine or may be required by law.

The Declaration authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Declaration also authorizes the Trustees, in connection with the termination or other reorganization of the Trust or any series or class by way of merger, consolidation, the sale of all or substantially all of the assets, or otherwise, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such termination or reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

The Declaration permits the Trustees to amend the Declaration without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders specified in the Declaration; (ii) that is required by law to be approved by shareholders; (iii) to the amendment section of the Declaration; or (iv) that the Trustees determine to submit to shareholders.

The Declaration permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

The Declaration provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. Additionally, subject to applicable federal law, no person who is or who has been a Trustee or officer of the Trust shall be liable to the Trust or to any shareholder for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. However, nothing in the Declaration protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration provides for indemnification of Trustees and officers of the Trust unless the indemnitee is liable to the Trust or any shareholder by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The Declaration provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration.

The Declaration provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) the shareholder was a shareholder at the time of the action complained of; (ii) the shareholder was a shareholder at the time demand is made; (iii) the shareholder must make demand to the Trustees before commencing a derivative action on behalf of the Trust; (iv) any shareholders that hold at least 10% of the outstanding shares of the Trust (or

10% of the outstanding shares of the series or class to which such action relates) must join in the request for the Trustees to commence such action; and (v) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Declaration also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and will require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The term "majority of the outstanding shares" of either the Trust or a particular fund or investment portfolio means, with respect to the approval of an Investment Advisory Agreement, a distribution plan or a change in the fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of the Trust or such fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such fund or portfolio.

BOOK-ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the "Shareholder Information" section in the Prospectus. The Depository Trust Company ("DTC") acts as Securities Depository for the shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation ("DTCC"), which is owned by its member firms, including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and Trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION UNITS

TRANSACTIONS IN CREATION UNITS

The Fund may issue or redeem Creation Units in return for a “custom basket” or a “standard basket” of cash and/or securities that the Fund specifies any Business Day (defined below). A custom basket is defined as either (i) a basket that is composed of a non-representative selection of the exchange-traded fund’s portfolio holdings; or (ii) a representative basket that is different from the initial basket used in transactions on the same business day. A standard basket is a basket of securities, assets or other positions that is generally representative of the Fund’s portfolio in exchange for which an exchange-traded fund issues (or in return for which it redeems) creation units.

All standard and custom baskets will be governed by the Trust’s written policies and procedure for basket creation, including (with respect to custom baskets): (i) detailed parameters for the construction and acceptance of custom baskets that are in the best interest of the Fund and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (ii) a specification of the titles or roles of the employees of the Adviser (and the Sub-Adviser) who are required to review each custom basket for compliance with those parameters.

CREATION UNIT AGGREGATIONS

The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS

General. The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund's NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A "Business Day" with respect to the Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of Shares of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the "Deposit Securities") constituting an optimized representation of the Fund's Underlying Index and an amount of cash in U.S. dollars computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Portfolio Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the Balancing Amount (as defined below). The "Balancing Amount" is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the "Deposit Amount" which is the market value (per Creation Unit) of the Deposit

Securities. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. If the Balancing Amount is a positive number (i.e., the net asset value per Creation Unit is more than the Deposit Amount), the Authorized Participant will deliver the Balancing Amount. If the Balancing Amount is a negative number (i.e., the net asset value per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Balancing Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

The Adviser makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund. Such Portfolio Securities are applicable, subject to any adjustments as described below, to purchases of Creation Units of the Fund until such time as the next-announced Deposit Securities composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for the Fund changes pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the clearing process or for other similar reasons. The Trust also reserves the right to permit or require a cash in lieu amount where the delivery of Deposit Securities by the Authorized Participant would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the Underlying Index, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of the Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Creation Units an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares of the Fund, the Authorized Participant must submit to the Distributor an irrevocable order to purchase Shares of the Fund. With respect to the Fund, the Distributor will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). The Custodian shall cause the appropriate local sub-custodian(s) of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or cash in lieu amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time (as described below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds in U.S. dollars estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The SEC has expressed the view that a suspension of creations that impairs the arbitrage mechanism applicable to the trading of ETF shares in the secondary market is inconsistent with Rule 6c-11 under the 1940 Act. The SEC’s position does not prohibit the suspension or rejection of creations in all instances. The Trust reserves the right, to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s position, to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund including instances in which: (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered do not conform to the identify and number of shares disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser and/or the Authorized Participant acting on behalf of such person of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of the Fund will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a "T+2 basis" (that is, two Business Days after trade date). However, as discussed in this SAI, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds related to “foreign investments” (i.e., any security, asset or other position of the Fund issued by a foreign issuer that is traded on a trading market outside of the United States) in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments.

To the extent contemplated by an Authorized Participant's agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust's then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust's current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Cash Purchase Method. When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In addition, the Trust may in its discretion make Creation Units of any of the other funds available for purchase and redemption in U.S. dollars. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust's brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table regardless of the number of Creation Units being purchased, but may be reduced by the Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee. In the case of cash creations or where the Fund permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities. As a result, in order to seek to replicate the in-kind creation order process, the Fund expects to purchase, in the secondary market or to otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons ("Market Purchases"). In such cases where the Fund makes Market Purchases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at the which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser's discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Authorized Participants are also responsible for the costs of transferring the Deposit Securities to the Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services. The following table sets forth the Fund's standard creation transaction fees. The fees may be waived for the Fund until it reaches a certain asset size.

Fund	Standard Fee for In-Kind and Cash Purchases
Global X 1-3 Month T-Bill ETF	[ ]

REDEMPTION OF CREATION UNITS

Shares of the Fund may be redeemed only in Creation Units at its NAV next determined after receipt of a redemption request in proper form by the Distributor. The Trust will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Adviser makes available through the NSCC prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Portfolio Securities"). Portfolio Securities received on redemption may not be identical to Deposit Securities that are applicable to creation of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Portfolio Securities on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Portfolio Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds.

A fixed redemption transaction fee payable to the custodian is imposed on each redemption transaction. Redemptions of Creation Units for cash are required to pay an additional variable charge to compensate the Fund for brokerage and market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Fund	Standard Fee for In-Kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Global X 1-3 Month T-Bill ETF	[ ]	2%

*    As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.

Redemption requests in respect of Creation Units must be submitted to the Distributor by or through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request no later than the earlier of (i) 4:00 p.m., Eastern Time or (ii) the closing time of the trading session on the Fund's Exchange, on any Business Day in order to receive that Business Day's NAV.

The Distributor will provide a list of current Authorized Participants upon request. The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Orders to redeem Creation Unit Aggregations of Funds based on foreign indexes must be delivered through an Authorized Participant that has executed an Authorized Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Business Day if: (i) such order is received by the Fund's distributor not later than the closing time of the applicable Exchange on the applicable Business Day; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund specified in such order, which delivery must be made through DTC to the Fund's custodian no later than 10:00 a.m., Eastern Time, on the next Business Day following the day the order was transmitted; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. Deliveries of Fund securities to redeeming investors generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, settlement will occur as soon as practicable, but in any event no longer than fifteen days after the tender of Shares is received in proper form.

A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or caused to be transferred to the Trust's Transfer Agent the Creation Unit of Shares being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Trust is received by the distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's shares through DTC's facilities by 10:00 a.m., Eastern Time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust's Transfer Agent of such redemption request. The tender of an investor's Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Portfolio Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (that is “T+2”). However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, all as permitted by the 1940 Act. The Fund further reserves the right to settle redemption transactions and deliver redemption proceeds related to foreign investments in excess of seven days with settlement as soon as practicable, but in no event later than 15 days after the tender of shares for redemption in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, subject to a maximum of 15 days as permitted by rule. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the portfolio securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Trust may in its discretion redeem such shares in cash (i.e., U.S. dollars or non U.S. currency), and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Portfolio Securities). The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differ from the exact composition of the Portfolio Securities but does not differ in NAV. Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances involving foreign investments in which payment may be delayed in order to accommodate local market holidays, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments. In such instances, the Fund reserves the right to settle redemption transactions and deliver redemption proceeds as soon as practicable, but in no event later than 15 days after the tender of shares for redemption.

To the extent contemplated by an Authorized Participant's agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units to be redeemed to the Trust, at or prior to 10:00 a.m., Eastern Time, on the Business Day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing shares in accordance with the Trust's then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The Trust's current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be held by the Trust's custodian, and that the fees of the custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Trust to purchase the missing shares or acquire the portfolio securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the portfolio securities of the Fund may trade on the Exchange on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the [ ] is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the [ ] is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations, rulings and decisions under it, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. This discussion does not address all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances or to shareholders subject to special treatment under U.S. federal income tax laws (e.g., certain financial institutions, insurance companies, dealers in stock or securities, tax-exempt organizations, persons who have entered into hedging transactions with respect to Shares of the Fund, persons who borrow in order to acquire Shares, and certain foreign taxpayers). Furthermore, this discussion does not reflect possible application of the alternative minimum tax ("AMT"). Unless otherwise noted, this discussion assumes Shares of the Fund are held by U.S. shareholders and that such Shares are held as capital assets. No representation is made as to the tax consequences of the operation of the Fund.

U.S. SHAREHOLDER

A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:

•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•a domestic corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•a trust if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

A "Non-U.S. shareholder" is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Shares.

FUND TAXATION

The Fund is treated as a separate corporation for federal income tax purposes. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

The Fund has elected and intends to qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1, of the Code. As a RIC, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a RIC.

In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership (the "Income Requirement"). A "qualified publicly traded partnership" ("QPTP") is generally defined as a publicly traded partnership under Section 7704 of the Code, which is generally a partnership the interests in which are "traded on an established securities market" or are "readily tradable on a secondary market (or the substantial equivalent thereof)". However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is as described above.

Also, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund does not hold more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities (including securities of a QPTP) of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more QPTPs (the "Asset Diversification Requirement"). The Fund intends to comply with these requirements.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is "de minimis," meaning that the failure does not exceed the lesser of 1% of the RIC's assets, or $10 million.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at the corporate income tax rate without any deduction for distributions to shareholders. In such event, the shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

The Fund intends to distribute annually to its shareholders all or substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund may designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's income and the tax deemed paid by the shareholder. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service ("IRS").

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (that is, the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a Fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance.

A RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

SECTIONS 351 AND 362

The Trust, on behalf of the Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine deemed and beneficial share ownership for purposes of the 80% determination.

FOREIGN TAXES

It is expected that certain income of the Fund will be subject to foreign withholding taxes and other taxes imposed by countries in which the Fund invests. If the Fund is liable for foreign income taxes, including such withholding taxes and more than 50% of the value of the Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the IRS to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. The Fund expects to be able to make this election, though no assurance can be given that they will be able to do so. Pursuant to this election, a shareholder (a) will include in gross income (in addition to taxable dividends actually received) the shareholder's pro rata share of the foreign income taxes paid by the Fund; (b) will treat the shareholder's pro rata share of such foreign income taxes as having been paid by the shareholder; and (c) may, subject to certain limitations, be entitled either to deduct the shareholder's pro rata share of such foreign income taxes in computing the shareholder's taxable income or to use it as a foreign tax credit against U.S. income taxes. Shortly after any year for which the Fund makes such a pass-through election, the Fund will report to its shareholders, in writing, the amount per Share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

If the Fund does not make the election, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its net investment income. Absent this election, shareholders will not be able to claim either a credit or deduction for their pro rata shares of such taxes paid by the Fund, nor will shareholders be required to treat their pro rata shares of such taxes as amounts distributed to them.

The rules governing foreign tax credits are complex and, therefore, shareholders should consult their own tax advisors regarding the availability of foreign tax credits in their particular circumstances.

TAXATION OF FUND DISTRIBUTIONS

Distributions. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income except as described below for qualified dividends.

Return of Capital. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his Shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional Shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the Shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Extraordinary Dividends. If an individual, trust or estate receives a regular dividend or qualified dividends qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An extraordinary dividend on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 20% to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.

Qualified REIT Dividends and Income from QPTPs. Under the 2017 Tax Cuts and Jobs Act, "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Fund may choose to report the special character of "qualified REIT dividends". A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided Fund shares were held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend). The amount of a RIC's dividends eligible for the 20% deduction for a taxable year is limited to the excess of the

RIC's qualified REIT dividends for the taxable year over allocable expenses. The IRS continues to study whether conduit treatment of income from QPTPs (income from MLPs) for purposes of the 20% deduction by noncorporate taxpayers is appropriate in the context of publicly traded partnerships.

Corporate Dividends-Received Deduction. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

Medicare Tax. Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which includes dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

EXCESS INCLUSION INCOME

Certain types of income received by the Fund from REITs, real estate mortgage investment conduits ("REMICs"), taxable mortgage pools ("TMPs") or other investments may cause the Fund to designate some or all of its distributions as "excess inclusion income." Such excess inclusion income may (1) constitute taxable income, as "unrelated business taxable income" ("UBTI") for Fund shareholders who would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI, cause a charitable remainder trust to be subject to a 100% excise tax on its UBTI; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (5) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the Code are Fund shareholders.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund including the effect of fluctuations in the value of foreign currencies, and investments in passive foreign investment companies, are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund's obligation under an option other than through the exercise of the option will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not "deep in the money" may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not "deep in the money" will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute "qualified dividend income" or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 50% dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by Section 1256 of the Code ("Section 1256 Contracts"). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, the Fund's transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance may be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid Fund-level tax. The Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

Certain of the Fund's investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund's book income and the sum of its taxable income and net tax-exempt income (if any). If there is a difference between the Fund's book income and the sum of its taxable income and net tax-exempt income (if any), the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund's book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Commodities. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Requirement. Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. In September 2016, the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity linked or structured note, is a security under section 2(a)(36) of the 1940 Act (a financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company). This caused the IRS to revoke rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively, as of a date agreed upon with the IRS. Accordingly, the Fund may decide to invest in certain commodity-linked notes only to the extent it obtains an opinion of counsel confirming that income from such investments should be qualifying income. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange- traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which the Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Requirement, which the Fund must continue to satisfy to maintain its status as a RIC. The Fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Fund could fail to qualify as a RIC. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in the Fund's taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See "Higher-Risk Securities."

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest may not qualify for the passthrough of foreign tax credits to shareholders.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a regulated investment company that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the regulated investment company that recognizes "excess inclusion income," then the RIC will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company ("PFIC") is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Foreign Currency Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate the Fund's distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Requirement, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. In contrast, different rules apply to a partnership that is a QPTP. All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise, or withholding tax liabilities.

If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by the Fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, the Fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the Fund does not dispose of the MLP, the Fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its Distribution Requirement. The Fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of the Fund's MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called "recapture income," will be treated as ordinary income. Therefore, to the extent the Fund invests in MLPs, Fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or "regular" corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which the Fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

SALES OF SHARES

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. A redemption of Shares by the Fund will be treated as a sale. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant's aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less assuming that such Creation Units are held as a capital asset.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund Shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such Shares.

COST BASIS REPORTING

Federal law requires that mutual fund companies or intermediaries report their shareholders' cost basis, gain/loss, and holding period to the IRS on the shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund or intermediaries (broker) will choose or has chosen a standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the broker will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A broker's standing tax lot identification method is the method covered Shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the standing method and will be able to do so at the time of your purchase or upon the sale of covered Shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances. Shareholders will be notified as to which default tax lot identification method their broker will use.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. A broker is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

REPORTING

If a shareholder recognizes a loss with respect to the Fund's Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder may be required to file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

BACKUP WITHHOLDING

Withholding is required on dividends and gross sales proceeds paid to any shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the IRS; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). When withholding is required, the amount will be 24% of any distributions or proceeds paid.

OTHER TAXES

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS

Dividends paid to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, capital gain dividends reported shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. Generally, dividends reported to shareholders as interest-related dividends paid from the Fund's qualified net interest income from U.S. sources and short-term capital gain dividends reported to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund's reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

For foreign shareholders of the Fund, a distribution attributable to the Fund's sale of a REIT or other U.S. real property holding company will be treated as real property gain subject to withholding tax at the corporate income tax rate if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. A distribution from the Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by such Fund from a REIT. Restrictions apply regarding wash sales and substitute payment transactions. Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

Under the Foreign Account Tax Compliance Act ("FATCA"), a 30% withholding tax is imposed on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have been applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares, however based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective shareholder's own situation, including investments through an intermediary.

NET ASSET VALUE

The NAV for the Fund is calculated by deducting all of the Fund's liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although the Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for the Fund will generally be determined by SEIGFS once daily Monday through Friday generally as of the regularly scheduled close of business of the [ ] (normally 4:00 p.m. Eastern Time) on each day that the [ ] is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b)

U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating the Fund's NAV, the Fund's investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board. A market valuation generally means a valuation (i) obtained from an exchange, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. SEIGFS may use various pricing services or discontinue the use of any pricing service.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Fund's Board of Trustees. A price obtained from a pricing service based on such pricing service's valuation matrix may be used to fair value a security. The frequency with which the Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's net asset value and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Adviser as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by the Index Providers may adversely affect the Fund's ability to track its Underlying Index.

The Fund will publish the following information on the Fund’s website for each portfolio holding that will form the basis of the next calculation of current net asset value per share: (A) the ticker symbol (if available); (B) CUSIP or other identifier; (C) a description of the holding; (D) quantity of each security or other asset held; and (E) the percentage weight of the holding in the portfolio.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a distribution and services plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its Shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to Shares will be reduced by the amount of distribution fees and service fees and other expenses.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. To improve tracking error or comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for certain funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional Shares of the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

OTHER INFORMATION

INDEPENDENT TRUSTEE COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2000 K Street N.W., Suite 700, Washington, DC 20006, is Fund Counsel and Counsel to the Independent Trustees of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP will serve as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2023 and for subsequent periods.

SECURITIES LENDING AGENTS

The Bank of New York Mellon and Brown Brothers Harriman & Co. serves as the securities lending agent for the Trust.

ADDITIONAL INFORMATION

The Prospectus and this SAI do not contain all the information included in the registration statement filed with the SEC under the Securities Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

Appendix A

Description of Corporate Bond Ratings

Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Description of Moody's Investors Service, Inc. - Global Long-Term Obligation Ratings

Ratings assigned on Moody's global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Such ratings have been published by Moody's Investors Service, Inc. and Moody's Analytics Inc.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody's Investors Service, Inc. - National Long-Term Scale Ratings

Moody's long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody's assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country. In each specific country, the last two characters of the rating indicate the country in which the issuer is located (e.g., Aaa.br for Brazil).

Aaa.n: Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers.
Aa.n: Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers.

A.n: Issuers or issues rated A.n present above-average creditworthiness relative to other domestic issuers.

Baa.n: Issuers or issues rated Baa.n represent average creditworthiness relative to other domestic issuers.
Ba.n: Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers.

B.n: Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers.

Caa.n: Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers.

Ca.n: Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers.

C.n: Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. National scale long-term ratings of D.ar and E.ar may also be applied to Argentine obligations.

Description of S&P Global Ratings' - Long-Term Issue Credit Ratings*

Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:

•Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•Nature and provisions of the obligation, and the promise S&P Global Ratings imputes.

•Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.

*The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of DBRS - Long Term Obligation Ratings:

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC, CC, C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a "distressed exchange."

PART C
OTHER INFORMATION

Item 28.

(a)	(1)	Certificate of Trust dated as of March 6, 2008. 1/
	(2)	Declaration of Trust. 2/
	(3)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(4)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(5)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(6)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(7)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(8)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(9)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(10)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(11)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(12)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(13)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(14)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(15)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(16)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(17)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(18)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
	(19)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. 25/
	(20)	Amended and Restated Schedule A to the Declaration of Trust dated September 5, 2014. 27/
	(21)	Amended and Restated Schedule A to the Declaration of Trust dated November 14, 2014. 30/
	(22)	Amended and Restated Schedule A to the Declaration of Trust dated March 10, 2015. 31/
	(23)	Amended and Restated Schedule A to the Declaration of Trust dated April 21, 2015. 32/
	(24)	Amended and Restated Schedule A to the Declaration of Trust dated May 29, 2015. 33/
	(25)	Amended and Restated Schedule A to the Declaration of Trust dated September 11, 2015. 34/
	(26)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2015. 34/
	(27)	Amended and Restated Schedule A to the Declaration of Trust dated February 26, 2016. 34/
	(28)	Amended and Restated Schedule A to the Declaration of Trust dated April 19, 2016. 35/
	(29)	Amended and Restated Schedule A to the Declaration of Trust dated September 9, 2016. 36/
	(30)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2017. 37/
	(31)	Amended and Restated Schedule A to the Declaration of Trust dated September 20, 2017. 38/
	(32)	Amended and Restated Schedule A to the Declaration of Trust dated February 23, 2018. 39/
	(33)	Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 40/
	(34)	Amended and Restated Schedule A to the Declaration of Trust dated September 13, 2018. 43/
	(35)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2018. 44/
	(36)	Amended and Restated Schedule A to the Declaration of Trust dated June 13, 2019. 48/
	(37)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 18, 2020. 54/
	(38)	Amended and Restated Schedule A to the Declaration of Trust dated as of July 23, 2020. 56/
	(39)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 61/
	(40)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2020. 62/
	(41)	Amended and Restated Schedule A to the Declaration of Trust dated as of March 24, 2021. 65/
	(42)	Amended and Restated Schedule A to the Declaration of Trust dated as of May 21, 2021. 66/
	(43)	Amended and Restated Schedule A to the Declaration of Trust dated as of August 4, 2021. 69/
	(44)	Amended and Restated Schedule A to the Declaration of Trust dated as of September 17, 2021. 69/

	(45)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 12, 2021. 71/
	(46)	Amended and Restated Schedule A to the Declaration of Trust dated as of January 7, 2022. 72/
	(47)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 25, 2022. 74/
	(48)	Amended and Restated Schedule A to the Declaration of Trust dated as of August 10, 2022. 79/
	(49)	Amended and Restated Schedule A to the Declaration of Trust dated as of September 16, 2022. 83/
	(50)	Amended and Restated Schedule A to the Declaration of Trust dated as of November 11, 2022. 85/
	(51)	Amended and Restated Schedule A to the Declaration of Trust dated as of February 24, 2023. 88/
(b)	(1)	By-Laws of the Registrant. 2/
	(2)	Form of Amendment to By-Laws of the Registrant. 51/
(c)		Instruments Defining Rights of Security Holders, reference is made to: Article III, V, VI and VIII of the Declaration of Trust; Article III and VIII of the By-Laws; and Part B Statement of Additional Information - Item 22.
(d)	(1)	Investment Advisory Agreement. 42/
	(2)	Interim Investment Advisory Agreement. 42/
	(3)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2018. 43/
	(4)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 13, 2018. 44/
	(5)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated March 1, 2019. 44/
	(6)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated June 13, 2019. 48/
	(7)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 13, 2019. 49/
	(8)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 15, 2019. 51/
	(9)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 18, 2020. 54/
	(10)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated July 23, 2020. 56/
	(11)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 11, 2020. 63/
	(12)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 22, 2021. 64/
	(13)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 26, 2021. 65/
	(14)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated May 21, 2021. 66/
	(15)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated August 4, 2021. 69/
	(16)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 17, 2021. 69/
	(17)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 12, 2021. 71/
	(18)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated January 7, 2022. 72/
	(19)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 25, 2022. 74/
	(20)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated August 10, 2022. 81/
	(21)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated September 16, 2022. 83/
	(22)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated November 11, 2022.85/
	(23)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated February 24, 2023. 88/
	(24)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (USA) LLC. dated May 14, 2020. 54/
	(25)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated November 11, 2020. 63/
	(26)	Investment Advisory and Management Agreement between Global X Management Company LLC and the Global X Bitcoin Strategy Subsidiary I Limited dated as of November 9, 2021. 70/
	(27)	Sub-Advisory Agreement between Global X Funds and Mirae Asset Global Investments (Hong Kong) Limited dated October 25, 2022. 83/
(e)	(1)	Form of Distribution Agreement. 2/
	(2)	Form of Authorized Participant Agreement. 3/
	(3)	Amendment Number One to the Distribution Agreement. 5/
	(4)	Amendment Number Two to the Distribution Agreement. 7/
	(5)	Amendment Number Three to the Distribution Agreement. 8/
	(6)	Amendment Number Four to the Distribution Agreement. 9/
	(7)	Amendment Number Five to the Distribution Agreement. 49/
	(8)	Amendment Number Six to the Distribution Agreement. 57/

(f)		Not Applicable.
(g)	(1)	Form of Custodian Agreement with Brown Brothers Harriman & Co. ("BBH"). 2/
	(2)	Amendment to the Custodian Agreement with BBH. 5/
	(3)	Amendment to the Custodian Agreement with BBH. 7/
	(4)	Amendment to the Custodian Agreement with BBH. 8/
	(5)	Amendment to the Custodian Agreement with BBH. 9/
	(6)	Amendment to the Custodian Agreement with BBH. 10/
	(7)	Amendment to the Custodian Agreement with BBH. 11/
	(8)	Amendment to the Custodian Agreement with BBH. 12/
	(9)	Amendment to the Custodian Agreement with BBH. 13/
	(10)	Amendment to the Custodian Agreement with BBH. 14/
	(11)	Amendment to the Custodian Agreement with BBH. 15/
	(12)	Amendment to the Custodian Agreement with BBH. 18/
	(13)	Amendment to the Custodian Agreement with BBH. 19/
	(14)	Amendment to the Custodian Agreement with BBH. 20/
	(15)	Amendment to the Custodian Agreement with BBH. 21/
	(16)	Amendment to the Custodian Agreement with BBH. 22/
	(17)	Amendment to the Custodian Agreement with BBH. 24/
	(18)	Amendment to the Custodian Agreement with BBH. 25/
	(19)	Amendment to the Custodian Agreement with BBH. 27/
	(20)	Amendment to the Custodian Agreement with BBH (as of November 14, 2014). 31/
	(21)	Amendment to the Custodian Agreement with BBH (as of March 10, 2015). 31/
	(22)	Amendment to the Custodian Agreement with BBH (as of April 21, 2015). 32/
	(23)	Amendment to the Custodian Agreement with BBH (as of May 29, 2015). 33/
	(24)	Amendment to the Custodian Agreement with BBH (as of September 11, 2015). 34/
	(25)	Amendment to the Custodian Agreement with BBH (as of November 13, 2015). 34/
	(26)	Amendment to the Custodian Agreement with BBH (as of February 26, 2016). 34/
	(27)	Amendment to the Custodian Agreement with BBH (as of April 19, 2016). 35/
	(28)	Amendment to the Custodian Agreement with BBH (as of September 9, 2016). 36/
	(29)	Amendment to the Custodian Agreement with BBH (as of February 24, 2017). 37/
	(30)	Amendment to the Custodian Agreement with BBH (as of July 19, 2017). 67/
	(31)	Amendment to the Custodian Agreement with BBH (as of September 20, 2017). 38/
	(32)	Amendment to the Custodian Agreement with BBH (as of February 23, 2018). 39/
	(33)	Amendment to the Custodian Agreement with BBH (as of May 23, 2018). 40/
	(34)	Amendment to the Custodian Agreement with BBH (as of September 13, 2018). 43/
	(35)	Amendment to the Custodian Agreement with BBH (as of November 13, 2018). 44/
	(36)	Amendment to the Custodian Agreement with BBH (as of June 13, 2019). 48/
	(37)	Amendment to the Custodian Agreement with BBH (as of August 16, 2019). 48/
	(38)	Amendment to the Custodian Agreement with BBH (as of October 24, 2019). 51/
	(39)	Amendment to the Custodian Agreement with BBH (as of February 18, 2020). 54/
	(40)	Amendment to the Custodian Agreement with BBH (as of July 23, 2020). 56/
	(41)	Amendment to the Custodian Agreement with BBH (as of November 11, 2020). 62/
	(42)	Amendment to the Custodian Agreement with BBH (as of February 26, 2021). 65/
	(43)	Amendment to the Custodian Agreement with BBH (as of May 21, 2021). 66/
	(44)	Amendment to the Custodian Agreement with BBH (as of August 4, 2021). 68/
	(45)	Amendment to the Custodian Agreement with BBH (as of September 17, 2021). 69/
	(46)	Amendment to the Custodian Agreement with BBH (as of November 12, 2021). 71/
	(47)	Amendment to the Custodian Agreement with BBH (as of February 25, 2022). 74/
	(48)	Custodian Agreement with The Bank of New York Mellon (“BNY Mellon”) dated September 27, 2022. 80/

	(49)	Amendment to the Custodian Agreement with BNY Mellon dated December 22, 2022. 85/
	(50)	Amendment to the Custodian Agreement with BNY Mellon dated February 9, 2023. 86/
	(51)	Amendment to the Custodian Agreement with BNY Mellon dated March 23, 2023. 89/
	(52)	Foreign Custody Manager Agreement with BNY Mellon dated December 7, 2022. 86/
	(53)	Amendment to Foreign Custody Manager Agreement with BNY Mellon dated February 9, 2023. 86/
	(54)	Amendment to Foreign Custody Manager Agreement with BNY Mellon dated March 23, 2023. 89/
(h)	(1)	Form of Transfer Agency Services Agreement with BBH. 2/
	(2)	Amendment to the Transfer Agency Services Agreement with BBH. 5/
	(3)	Amendment to the Transfer Agency Services Agreement with BBH. 7/
	(4)	Amendment to the Transfer Agency Services Agreement with BBH. 8/
	(5)	Amendment to the Transfer Agency Services Agreement with BBH. 9/
	(6)	Amendment to the Transfer Agency Services Agreement with BBH. 10/
	(7)	Amendment to the Transfer Agency Services Agreement with BBH. 11/
	(8)	Amendment to the Transfer Agency Services Agreement with BBH. 12/
	(9)	Amendment to the Transfer Agency Services Agreement with BBH. 13/
	(10)	Amendment to the Transfer Agency Services Agreement with BBH. 14/
	(11)	Amendment to the Transfer Agency Services Agreement with BBH. 15/
	(12)	Amendment to the Transfer Agency Services Agreement with BBH. 18/
	(13)	Amendment to the Transfer Agency Services Agreement with BBH. 19/
	(14)	Amendment to the Transfer Agency Services Agreement with BBH. 20/
	(15)	Amendment to the Transfer Agency Services Agreement with BBH. 21/
	(16)	Amendment to the Transfer Agency Services Agreement with BBH. 22/
	(17)	Amendment to the Transfer Agency Services Agreement with BBH. 24/
	(18)	Amendment to the Transfer Agency Services Agreement with BBH. 25/
	(19)	Amendment to the Transfer Agency Services Agreement with BBH. 27/
	(20)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 14, 2014). 31/
	(21)	Amendment to the Transfer Agency Services Agreement with BBH (as of March 10, 2015). 31/
	(22)	Amendment to the Transfer Agency Services Agreement with BBH (as of April 21, 2015). 32/
	(23)	Amendment to the Transfer Agency Services Agreement with BBH (as of May 29, 2015). 33/
	(24)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 11, 2015). 34/
	(25)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 13, 2015). 34/
	(26)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 26, 2016). 34/
	(27)	Amendment to the Transfer Agency Services Agreement with BBH (as of April 19, 2016). 35/
	(28)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 9, 2016). 36/
	(29)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 24, 2017). 37/
	(30)	Amendment to the Transfer Agency Services Agreement with BBH (as of July 19, 2017). 67/
	(31)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 20, 2017). 38/
	(32)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 23, 2018). 39/
	(33)	Amendment to the Transfer Agency Services Agreement with BBH (as of May 23, 2018). 40/
	(34)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 13, 2018). 43/
	(35)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 13, 2018). 44/
	(36)	Amendment to the Transfer Agency Services Agreement with BBH (as of June 13, 2019). 48/
	(37)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 18, 2020). 54/
	(38)	Amendment to the Transfer Agency Services Agreement with BBH (as of July 23, 2020). 56/
	(39)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 11, 2020). 62/
	(40)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 26, 2021). 65/
	(41)	Amendment to the Transfer Agency Services Agreement with BBH (as of May 21, 2021). 66/
	(42)	Amendment to the Transfer Agency Services Agreement with BBH (as of August 4, 2021). 68/
	(43)	Amendment to the Transfer Agency Services Agreement with BBH (as of September 17, 2021). 69/

(44)	Amendment to the Transfer Agency Services Agreement with BBH (as of November 12, 2021). 71/
(45)	Amendment to the Transfer Agency Services Agreement with BBH (as of February 25, 2022). 74/
(46)	Transfer Agency and Service Agreement with BNY Mellon dated September 20, 2022. 80/
(47)	Amendment to the Transfer Agency and Service Agreement with BNY Mellon dated December 22, 2022. 85/
(48)	Amendment to the Transfer Agency and Service Agreement with BNY Mellon dated February 9, 2023. 86/
(49)	Amendment to the Transfer Agency and Service Agreement with BNY Mellon dated March 23, 2023. 89/
(50)	Form of Administration Agreement. 2/
(51)	Interim Supervision and Administration Agreement. 43/
(52)	Amended and Restated Supervision and Administration Agreement dated July 2, 2018. 43/
(53)	Amended and Restated Schedule A dated September 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 43/
(54)	Amended and Restated Schedule A dated November 13, 2018 to the Amended and Restated Supervision and Administration Agreement. 44/
(55)	Amended and Restated Schedule A dated March 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 44/
(56)	Amended and Restated Schedule A dated April 1, 2019 to the Amended and Restated Supervision and Administration Agreement. 46/
(57)	Amended and Restated Schedule A dated June 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 48/
(58)	Amended and Restated Schedule A dated September 13, 2019 to the Amended and Restated Supervision and Administration Agreement. 49/
(59)	Amended and Restated Schedule A dated November 15, 2019 to the Amended and Restated Supervision and Administration Agreement. 51/
(60)	Supervision and Administration Agreement with respect to the Global X Thematic Growth ETF dated September 25, 2019. 49/
(61)	Amended and Restated Schedule A dated February 18, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
(62)	Amended and Restated Schedule A dated April 1, 2020 to the Amended and Restated Supervision and Administration Agreement. 54/
(63)	Amended and Restated Schedule A dated July 23, 2020 to the Amended and Restated Supervision and Administration Agreement. 56/
(64)	Amended and Restated Schedule A dated November 11, 2020 to the Amended and Restated Supervision and Administration Agreement. 63/
(65)	Amended and Restated Schedule A dated February 22, 2021 to the Amended and Restated Supervision and Administration Agreement. 64/
(66)	Amended and Restated Schedule A dated March 24, 2021 to the Amended and Restated Supervision and Administration Agreement. 65/
(67)	Amended and Restated Schedule A dated May 21, 2021 to the Amended and Restated Supervision and Administration Agreement. 68/
(68)	Amended and Restated Schedule A dated August 4, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(69)	Amended and Restated Schedule A dated September 17, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(70)	Amended and Restated Schedule A dated September 28, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(71)	Amended and Restated Schedule A dated September 28, 2021 to the Amended and Restated Supervision and Administration Agreement. 69/
(72)	Amended and Restated Schedule A dated November 5, 2021 to the Amended and Restated Supervision and Administration Agreement. 70/
(73)	Amended and Restated Schedule A dated November 5, 2021 to the Amended and Restated Supervision and Administration Agreement. 70/
(74)	Amended and Restated Schedule A dated November 12, 2021 to the Amended and Restated Supervision and Administration Agreement. 71/
(75)	Amended and Restated Schedule A dated January 7, 2022 to the Amended and Restated Supervision and Administration Agreement. 72/
(76)	Amended and Restated Schedule A dated February 25, 2022 to the Amended and Restated Supervision and Administration Agreement. 78/

(77)	Amended and Restated Schedule A dated August 10, 2022 to the Amended and Restated Supervision and Administration Agreement. 81/
(78)	Amended and Restated Schedule A dated September 16, 2022 to the Amended and Restated Supervision and Administration Agreement. 83/
(79)	Amended and Restated Schedule A dated November 11, 2022 to the Amended and Restated Supervision and Administration Agreement. 85/
(80)	Amended and Restated Schedule A dated November 11, 2022 to the Amended and Restated Supervision and Administration Agreement. 85/
(81)	Amended and Restated Schedule A dated February 24, 2023 to the Amended and Restated Supervision and Administration Agreement. 88/
(82)	Amended and Restated Schedule A dated February 24, 2023 to the Amended and Restated Supervision and Administration Agreement. 88/
(83)	Form of Sub-Administration Agreement. 53/
(84)	Amendment Number One to Sub-Administration Agreement. 5/
(85)	Amendment Number Two to Sub-Administration Agreement. 7/
(86)	Amendment Number Eight to Sub-Administration Agreement. 13/
(87)	Amendment Number Fifteen to Sub-Administration Agreement. 26/
(88)	Amendment Number Eighteen to Sub-Administration Agreement. 27/
(89)	Amendment Number Nineteen to Sub-Administration Agreement. 30/
(90)	Amendment Number Twenty to Sub-Administration Agreement. 31/
(91)	Amendment Number Twenty-One to Sub-Administration Agreement. 32/
(92)	Amendment Number Twenty-Two to Sub-Administration Agreement. 33/
(93)	Amendment Number Twenty-Three to Sub-Administration Agreement. 33/
(94)	Amendment Number Twenty-Four to Sub-Administration Agreement. 34/
(95)	Amendment Number Twenty-Five to Sub-Administration Agreement. 34/
(96)	Amendment Number Twenty-Six to Sub-Administration Agreement. 34/
(97)	Amendment Number Twenty-Seven to Sub-Administration Agreement. 34/
(98)	Amendment Number Twenty-Eight to Sub-Administration Agreement. 35/
(99)	Amendment Number Twenty-Nine to Sub-Administration Agreement. 36/
(100)	Amendment Number Thirty to Sub-Administration Agreement. 36/
(101)	Amendment Number Thirty-One to Sub-Administration Agreement. 37/
(102)	Amendment Number Thirty-Two to Sub-Administration Agreement. 38/
(103)	Amendment Number Thirty-Three to Sub-Administration Agreement. 39/
(104)	Amendment Number Thirty-Four to Sub-Administration Agreement. 40/
(105)	Amendment Number Thirty-Five to Sub-Administration Agreement. 43/
(106)	Amendment Number Thirty-Six to Sub-Administration Agreement. 44/
(107)	Amendment Number Thirty-Seven to Sub-Administration Agreement. 48/
(108)	Amendment Number Thirty-Eight to Sub-Administration Agreement. 48/
(109)	Amendment Number Thirty-Nine to Sub-Administration Agreement. 55/
(110)	Amendment Number Forty-One to Sub-Administration Agreement. 56/
(111)	Amendment Number Forty-Two to Sub-Administration Agreement (redacted). 57/
(112)	Amendment Number Forty-Three to Sub-Administration Agreement. 64/
(113)	Amendment Number Forty-Four to Sub-Administration Agreement. 65/
(114)	Amendment Number Forty-Five to Sub-Administration Agreement. 66/
(115)	Amendment Number Forty-Six to Sub-Administration Agreement. 69/
(116)	Amendment Number Forty-Seven to Sub-Administration Agreement. 69/
(117)	Amendment Number Forty-Eight to Sub-Administration Agreement. 71/
(118)	Amendment Number Forty-Nine to Sub-Administration Agreement. 74/
(119)	Amendment Number Fifty to Sub-Administration Agreement (redacted). 76/
(120)	Amendment Number Fifty-One to Sub-Administration Agreement. 79/
(121)	Amendment Number Fifty-Two to Sub-Administration Agreement. 79/

	(122)	Amendment Number Fifty-Three to Sub-Administration Agreement. 83/
	(123)	Amendment Number Fifty-Four to Sub-Administration Agreement. 85/
	(124)	Amendment Number Fifty-Five to Sub-Administration Agreement. 88/
	(125)	Form of Sub-License Agreement. 3/
	(126)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 7/
	(127)	Amended and Restated Schedules A and B to the Index Sub-License Agreement. 8/
	(128)	Amended and Restated Sub-License Agreement. 47/
	(129)	Index License Agreement. 77/
	(130)	Index License Agreement Amendment. 88/
	(131)	Expense Limitation Agreement for Global X U.S. Infrastructure Development ETF. 39/
	(132)	Expense Limitation Agreement for Global X Longevity Thematic ETF. 39/
	(133)	Expense Limitation Agreement for Global X Health & Wellness Thematic ETF. 39/
	(134)	Expense Limitation Agreement for Global X Millennials Thematic ETF. 39/
	(135)	Expense Limitation Agreement for Global X DAX Germany ETF. 44/
	(136)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 45/
	(137)	Expense Limitation Agreement for Global X S&P 500® Quality Dividend ETF. 49/
	(138)	Expense Limitation Agreement for Global X Cybersecurity ETF. 50/
	(139)	Expense Limitation Agreement for Global X DAX Germany ETF. 51/
	(140)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 51/
	(141)	Expense Limitation Agreement for Global X Nasdaq 100 Covered Call ETF. 51/
	(142)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 51/
	(143)	Expense Limitation Agreement for Global X Cybersecurity ETF. 53/
	(144)	Expense Limitation Agreement for Global X U.S. Preferred ETF. 53/
	(145)	Expense Limitation Agreement for Global X S&P 500 Covered Call ETF. 60/
	(146)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 64/
	(147)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 73/
	(148)	Expense Limitation Agreement for Global X Russell 2000 Covered Call & Growth ETF. 81/
	(149)	Expense Limitation Agreement for Global X Financials Covered Call & Growth ETF. 82/
	(150)	Expense Limitation Agreement for Global X Health Care Covered Call & Growth ETF. 82/
	(151)	Expense Limitation Agreement for Global X Information Technology Covered Call & Growth ETF. 82/
	(152)	Expense Limitation Agreement for Global X SuperDividend® ETF. 87/
	(153)	Expense Limitation Agreement for Global X Russell 2000 Covered Call ETF. 86/
	(154)	Expense Limitation Agreement for Global X Russell 2000 Covered Call & Growth ETF. 86/
	(155)	Form of Rule 12d1-4 Fund of Funds Investment Agreement. 73/
(i)	(1)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. **
	(2)	Opinion of Fox Rothschild LLP. 89/
(j)	(1)	Consent of PricewaterhouseCoopers LLP. 89/
	(2)	Consent of Independent Registered Public Accounting Firm. 84/
(k)		Not applicable
(l)		Initial Capital Agreement. 3/
(m)	(1)	Form of Distribution and Service Plan. 3/
	(2)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(3)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(4)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(5)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(6)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(7)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(8)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(9)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/

	(10)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(11)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/
	(12)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(13)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(14)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(15)	Amended and Restated Schedule A to the Distribution and Service Plan. 25/
	(16)	Amended and Restated Schedule A to the Distribution and Service Plan. 27/
	(17)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 14, 2014). 31/
	(18)	Amended and Restated Schedule A to the Distribution and Service Plan (as of March 10, 2015). 31/
	(19)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 21, 2015). 32/
	(20)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 29, 2015). 33/
	(21)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 11, 2015). 34/
	(22)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2015). 34/
	(23)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2016). 34/
	(24)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 19, 2016). 35/
	(25)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 9, 2016). 36/
	(26)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 24, 2017). 37/
	(27)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 20, 2017). 38/
	(28)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 23, 2018). 39/
	(29)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 40/
	(30)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 13, 2018). 43/
	(31)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2018). 44/
	(32)	Amended and Restated Schedule A to the Distribution and Service Plan (as of June 13, 2019). 48/
	(33)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 18, 2020). 54/
	(34)	Amended and Restated Schedule A to the Distribution and Service Plan (as of July 23, 2020). 56/
	(35)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 11, 2020). 62/
	(36)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2021). 65/
	(37)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 21, 2021). 66/
	(38)	Amended and Restated Schedule A to the Distribution and Service Plan (as of August 4, 2021). 69/
	(39)	Amended and Restated Schedule A to the Distribution and Service Plan (September 17, 2021). 69/
	(40)	Amended and Restated Schedule A to the Distribution and Service Plan (November 12, 2021). 71/
	(41)	Amended and Restated Schedule A to the Distribution and Service Plan (February 25, 2022). 74/
	(42)	Amended and Restated Schedule A to the Distribution and Service Plan (August 10, 2022). 79/
	(43)	Amended and Restated Schedule A to the Distribution and Service Plan (September 16, 2022). 83/
	(44)	Amended and Restated Schedule A to the Distribution and Service Plan (November 11, 2022). 85/
	(45)	Amended and Restated Schedule A to the Distribution and Service Plan (February 24, 2023). 88/
(n)		Not applicable.
(o)		Not applicable.
(p)	(1)	Code of Ethics of Global X Funds and Global X Management Company LLC. 4/
	(2)	Code of Ethics of Global X Funds and Global X Management Company LLC. 29/
	(3)	Code of Ethics of Global X Funds and Global X Management Company LLC. 58/
	(4)	Code of Ethics of Global X Funds and Global X Management Company LLC. 70/
	(5)	Code of Ethics of Global X Funds and Global X Management Company LLC. 82/
	(6)	Code of Ethics of Distributor. 4/
	(7)	Code of Ethics of Mirae Asset Global Investments (USA) LLC. 58/
	(8)	Code of Ethics of Mirae Asset Global Investments (Hong Kong) Limited. 89/
	(9)	Powers of Attorney. 62/

* Filed herein.
** To be filed by Amendment.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.

2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.

3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.

4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.

5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.

6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.

7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010.

8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010.

9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010.

10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011.

11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011.

12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011.

13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011.

14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.

15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.

18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.

19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.

20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 5, 2012.

21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 26, 2012.

22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.

24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.

25/ Incorporated by reference from the Registrant's Post-effective Amendment # 133, SEC File No. 333-151713, filed February 5, 2014.

26/ Incorporated by reference from the Registrant's Post-effective Amendment # 135, SEC File No. 333-151713, filed February 25, 2014.

27/Incorporated by reference from the Registrant's Post-effective Amendment # 167, SEC File No. 333-151713, filed September 17, 2014.

28/Incorporated by reference from the Registrant's Post-effective Amendment # 173, SEC File No. 333-151713, filed September 29, 2014.

29/Incorporated by reference from the Registrant's Post-effective Amendment # 211, SEC File No. 333-151713, filed February 26, 2015.

30/Incorporated by reference from the Registrant's Post-effective Amendment # 218, SEC File No. 333-151713, filed March 11, 2015.

31/Incorporated by reference from the Registrant's Post-effective Amendment # 220, SEC File No. 333-151713, filed March 19, 2015.

32/Incorporated by reference from the Registrant's Post-effective Amendment # 243, SEC File No. 333-151713, filed May 21, 2015.

33/Incorporated by reference from the Registrant's Post-effective Amendment # 269, SEC File No. 333-151713, filed September 9, 2015.

34/Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.

35/Incorporated by reference from the Registrant's Post-effective Amendment # 346, SEC File No. 333-151713, filed May 6, 2016.

36/Incorporated by reference from the Registrant's Post-effective Amendment # 392, SEC File No. 333-151713, filed October 25, 2016.

37/Incorporated by reference from the Registrant's Post-effective Amendment # 424, SEC File No. 333-151713, filed March 1, 2017.

38/Incorporated by reference from the Registrant's Post-effective Amendment # 481, SEC File No. 333-151713, filed October 2, 2017.

39/Incorporated by reference from the Registrant's Post-effective Amendment # 498, SEC File No. 333-151713, filed February 27, 2018.

40/Incorporated by reference from the Registrant's Post-effective Amendment # 521, SEC File No. 333-151713, filed June 8, 2018.

41/Incorporated by reference from the Registrant’s Post-effective Amendment # 524, SEC File No. 333-151713, filed June 22, 2018.

42/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.

43/ Incorporated by reference from the Registrant’s Post-effective Amendment # 550, SEC File No. 333-151713, filed October 19, 2018.

44/ Incorporated by reference from the Registrant’s Post-effective Amendment # 564, SEC File No. 333-151713, filed February 25, 2019.

45/ Incorporated by reference from the Registrant’s Post-effective Amendment #568, SEC File No. 333-151713, filed March 19, 2019.

46/ Incorporated by reference from the Registrant’s Post-effective Amendment #571, SEC File No. 333-151713, filed March 25, 2019.

47/ Incorporated by reference from the Registrant’s Post-effective Amendment #573, SEC File No. 333-151713, filed April 2, 2019.

48/ Incorporated by reference from the Registrant’s Post-effective Amendment #582, SEC File No. 333-151713, filed September 3, 2019.

49/ Incorporated by reference from the Registrant’s Post-effective Amendment #587, SEC File No. 333-151713, filed September 25, 2019.

50/ Incorporated by reference from the Registrant’s Post-effective Amendment #588, SEC File No. 333-151713, filed October 9, 2019.

51/ Incorporated by reference from the Registrant’s Post-effective Amendment #591, SEC File No. 333-151713, filed February 24, 2020.

52/ Incorporated by reference from the Registrant’s Post-effective Amendment #592, SEC File No. 333-151713, filed March 6, 2020.

53/ Incorporated by reference from the Registrant’s Post-effective Amendment #596, SEC File No. 333-151713, filed March 23, 2020.

54/ Incorporated by reference from the Registrant’s Post-effective Amendment #599, SEC File No. 333-151713, filed May 20, 2020.

55/ Incorporated by reference from the Registrant’s Post-effective Amendment #600, SEC File No. 333-151713, filed May 26, 2020.

56/ Incorporated by reference from the Registrant’s Post-effective Amendment #610, SEC File No. 333-151713, filed July 24, 2020.

57/ Incorporated by reference from the Registrant’s Post-effective Amendment #616, SEC File No. 333-151713, filed August 24, 2020.

58/ Incorporated by reference from the Registrant’s Post-effective Amendment #626, SEC File No. 333-151713, filed September 29, 2020.

59/ Incorporated by reference from the Registrant’s Post-effective Amendment #627, SEC File No. 333-151713, filed October 14, 2020.

60/ Incorporated by reference from the Registrant’s Post-effective Amendment #628, SEC File No. 333-151713, filed October 21, 2020.

61/ Incorporated by reference from the Registrant’s Post-effective Amendment #630, SEC File No. 333-151713, filed November 12, 2020.

62/ Incorporated by reference from the Registrant’s Post-effective Amendment #631, SEC File No. 333-151713, filed January 4, 2021.

63/ Incorporated by reference from the Registrant’s Post-effective Amendment #633, SEC File No. 333-151713, filed January 26, 2021.

64/ Incorporated by reference from the Registrant’s Post-effective Amendment #634, SEC File No. 333-151713, filed February 23, 2021.

65/ Incorporated by reference from the Registrant’s Post-effective Amendment #635, SEC File No. 333-151713, filed March 24, 2021.

66/ Incorporated by reference from the Registrant’s Post-effective Amendment #644, SEC File No. 333-151713, filed June 23, 2021.

67/ Incorporated by reference from the Registrant’s Post-effective Amendment #647, SEC File No. 333-151713, filed July 20, 2021.

68/ Incorporated by reference from the Registrant’s Post-effective Amendment #649, SEC File No. 333-151713, filed August 6, 2021.

69/ Incorporated by reference from the Registrant’s Post-effective Amendment #655, SEC File No. 333-151713, filed October 26, 2021.

70/ Incorporated by reference from the Registrant’s Post-effective Amendment #658, SEC File No. 333-151713, filed November 9, 2021.

71/ Incorporated by reference from the Registrant’s Post-effective Amendment #662, SEC File No. 333-151713, filed November 23, 2021.

72/ Incorporated by reference from the Registrant’s Post-effective Amendment #663, SEC File No. 333-151713, filed January 14, 2022.

73/ Incorporated by reference from the Registrant’s Post-effective Amendment #667, SEC File No. 333-151713, filed February 24, 2022.

74/ Incorporated by reference from the Registrant’s Post-effective Amendment #668, SEC File No. 333-151713, filed March 3, 2022.

75/ Incorporated by reference from the Registrant’s Post-effective Amendment #670, SEC File No. 333-151713, filed March 24, 2022.

76/ Incorporated by reference from the Registrant’s Post-effective Amendment #671, SEC File No. 333-151713, filed April 5, 2022.

77/ Incorporated by reference from the Registrant’s Post-effective Amendment #674, SEC File No. 333-151713, filed April 22, 2022.

78/ Incorporated by reference from the Registrant’s Post-effective Amendment #677, SEC File No. 333-151713, filed May 19, 2022.

79/ Incorporated by reference from the Registrant’s Post-effective Amendment #681, SEC File No. 333-151713, filed September 23, 2022.

80/ Incorporated by reference from the Registrant’s Post-effective Amendment #683, SEC File No. 333-151713, filed September 27, 2022.

81/ Incorporated by reference from the Registrant’s Post-effective Amendment #684, SEC File No. 333-151713, filed September 27, 2022.

82/ Incorporated by reference from the Registrant’s Post-effective Amendment #685, SEC File No. 333-151713, filed November 3, 2022.

83/ Incorporated by reference from the Registrant’s Post-effective Amendment #686, SEC File No. 333-151713, filed November 23, 2022.

84/ Incorporated by reference from the Registrant’s Post-effective Amendment #700, SEC File No. 333-151713, filed December 14, 2022.

85/ Incorporated by reference from the Registrant’s Post-effective Amendment #702, SEC File No. 333-151713, filed February 6, 2023.

86/ Incorporated by reference from the Registrant’s Post-effective Amendment #707, SEC File No. 333-151713, filed February 27, 2023.

87/ Incorporated by reference from the Registrant’s Post-effective Amendment #709, SEC File No. 333-151713, filed March 2, 2023.

88/ Incorporated by reference from the Registrant’s Post-effective Amendment #713, SEC File No. 333-151713, filed March 17, 2023.

89/ Incorporated by reference from the Registrant’s Post-effective Amendment #716, SEC File No. 333-151713, filed March 29, 2023.

Item 29. Persons Controlled by or Under Common Control with the Fund
None.

Item 30. Indemnification
Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(2) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in the By-Laws, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and that expenses in connection with the defense of any proceeding of the character described above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant. In no event will any revision, amendment or change to the By-Laws affect in any manner the rights of any Trustee or officer of the Trust to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Trustee or officer in connection with any proceeding in which the Trustee or officer becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Trustee or officer in the settlement of such proceeding) with respect to any act or omission of such Trustee or officer that occurred or is alleged to have occurred prior to the time such revision, amendment or change to the By-Laws is made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 31. Business and Other Connections of the Investment Adviser

(a) Global X Management Company LLC ("GXMC") serves as investment adviser to the Fund and provides investment supervisory services. Information as to the officers and directors of Global X Management Company LLC is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-69093) and is incorporated herein by reference.

Set forth below is a list of officers and directors of Global X Management Company LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Luis Berruga, President & CEO	President, GXMC (since 01/2018); Chief Executive Officer, GXMC (since 07/2018); Chief Financial Officer, GXMC (since 02/2014)
Joseph Costello, Chief Compliance Officer	Chief Compliance Officer, GXMC (since 09/2016)
John Belanger, Chief Operating Officer	Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (12/2020-04/2022)
Susan Lively, General Counsel	General Counsel, GXMC (since 09/2020)
Ronnie Riven, Treasurer	Head of Finance & Business Management, GXMC (since 01/2022); Treasurer, GXMC (since 02/2022); Director of Finance, GXMC (08/2018-12/2021)
(b) Mirae Asset Global Investments (USA) LLC, an indirectly majority-owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2008 for the purpose of providing advisory services to investment companies and other clients. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (USA) LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Joon Hyuk Heo, CFA, Chief Executive Officer and Chief Investment Officer since December 2019; Chief Compliance Officer since March 2022; Head of Global Fixed Income Investments since May 2011	None

(c) Mirae Asset Global Investments (Hong Kong) Limited, a wholly owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2003 and is responsible for managing the wider Mirae Asset Group's Asia Pacific ex-Japan equity products and for sales and distribution activities in the Asia Pacific region.

Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (Hong Kong) Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Jung Ho Rhee, CFA, President and Chief Executive Officer since 2012	Head of Asset Allocation Team at Mirae Asset Global Investments (Hong Kong) Ltd. in 2011.
Se Han Song, Chief Operating Officer since February 2022	Head of Business Planning and Product Development at Mirae Asset Global Investments (Hong Kong) Ltd. from November 2019.
Aico Li, Chief Compliance Officer since July 2022	None

Item 32. Principal Underwriters

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund	January 1, 2011
New Covenant Funds	March 23, 2012
NexPoint Funds I (f/k/a Highland Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Gallery Trust	January 8, 2016
City National Rochdale Select Strategies Fund	March 1, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019
SEI Vista Fund, Ltd.	January 20, 2021
Delaware Wilshire Private Markets Fund	March 22, 2021
Catholic Responsible Investments Funds	November 17, 2021
SEI Exchange Traded Funds	May 18, 2022

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds
Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Position and Offices with Registrant
William M. Doran	Director	—
Paul F. Klauder	Director	—
Wayne M. Withrow	Director, President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
Judith A. Rager	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Administrator; (e) Transfer Agent/Custodian; and (f) Investment Sub-Adviser. The address of each is as follows:

(a)	Registrant Global X Funds 605 3rd Avenue, 43rd Fl New York, NY 10158
(b)	Investment Adviser Global X Management Company LLC 605 3rd Avenue, 43rd Fl New York, NY 10158
(c)	Principal Underwriter SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456
(d)	Sub-Administrator SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456
(e)	Custodian and Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, New York 10286 Custodian and Transfer Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
(f)
Investment Sub-Adviser
Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Fl
New York, NY 10036

Investment Sub-Adviser
Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road
Causeway Bay, Hong Kong

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 718 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 31st day of March, 2023.

Global X Funds

By: /s/ Luis Berruga
Luis Berruga

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Luis Berruga	Trustee, President	March 31, 2023
Luis Berruga

/s/ John Belanger	Principal Financial Officer	March 31, 2023
John Belanger

/s/ Ronnie Riven	Treasurer	March 31, 2023
Ronnie Riven

*	Trustee
Charles A. Baker		March 31, 2023

*	Trustee
Susan M. Ciccarone		March 31, 2023

*	Trustee
Clifford J. Weber		March 31, 2023

*/s/ Luis Berruga
Attorney-In-Fact, pursuant to power of attorney